UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: December 1, 2012 – February 28, 2013

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statement of Investments

February 28, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 63.58%

Argentina - 1.30%
Republic of Argentina:
	USD	0.000%	03/31/2023	184,000	$144,440	(1)(2)
	USD	6.000%	03/31/2023	480,000	391,200	(1)
	EUR	6.734%	12/31/2033	30,576,665	20,159,298
	EUR	6.742%	12/31/2033	3,026,801	2,015,338

					22,710,276

Brazil - 3.03%
Nota Do Tesouro Nacional	BRL	6.000%	05/15/2015	13,646,377	7,355,281
Republic of Brazil:
	USD	8.000%	01/15/2018	3,560,000	4,178,550
	USD	8.750%	02/04/2025	1,680,000	2,611,140
	USD	10.125%	05/15/2027	3,402,000	5,957,752
	USD	8.250%	01/20/2034	6,718,000	10,446,490
	USD	7.125%	01/20/2037	15,791,000	22,304,788

					52,854,001

Chile - 0.16%
Republic of Chile	USD	3.250%	09/14/2021	2,550,000	2,703,000

Colombia - 4.13%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,800,000,000	6,312,771	(3)
Republic of Colombia:
	COP	12.000%	10/22/2015	4,798,000,000	3,185,469
	USD	7.375%	01/27/2017	1,838,000	2,253,848
	USD	11.750%	02/25/2020	2,702,000	4,262,405
	USD	2.625%	03/15/2023	5,373,000	5,175,542
	USD	8.125%	05/21/2024	25,000	36,187
	COP	9.850%	06/28/2027	2,240,000,000	1,925,612
	USD	10.375%	01/28/2033	2,006,000	3,480,410
	USD	7.375%	09/18/2037	29,138,000	42,104,410
	USD	6.125%	01/18/2041	2,577,000	3,288,896

					72,025,550

Croatia - 0.99%
Croatian Government:
	USD	6.250%	04/27/2017	1,704,000	1,842,450	(4)
	USD	6.750%	11/05/2019	5,250,000	5,840,625	(3)
	USD	6.625%	07/14/2020	1,299,000	1,441,890	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Croatia (continued)
Croatian Government (continued)
	USD	6.375%	03/24/2021	7,428,000	$8,152,230	(4)

					17,277,195

Dominican Republic - 0.80%
Dominican Republic International Bond:
	USD	9.040%	01/23/2018	2,192,512	2,466,576	(3)
	USD	7.500%	05/06/2021	10,211,000	11,525,666	(3)

					13,992,242

El Salvador - 0.63%
Republic of El Salvador:
	USD	7.375%	12/01/2019	220,000	261,800	(4)
	USD	7.375%	12/01/2019	2,068,000	2,460,920	(3)
	USD	7.750%	01/24/2023	1,014,000	1,232,010	(3)
	USD	8.250%	04/10/2032	1,000,000	1,250,000	(3)
	USD	7.650%	06/15/2035	4,931,000	5,793,925	(3)

					10,998,655

Gabon - 0.00%(5)
Republic of Gabon	USD	8.200%	12/12/2017	50,000	60,500	(4)

Guatemala - 0.14%
Republic of Guatemala	USD	4.875%	02/13/2028	2,528,000	2,490,080	(4)

Hungary - 2.22%
Republic of Hungary:
	EUR	4.500%	01/29/2014	2,326,000	3,097,446
	GBP	5.500%	05/06/2014	194,000	301,623
	USD	4.750%	02/03/2015	2,585,000	2,653,502
	GBP	5.000%	03/30/2016	668,000	1,033,309
	EUR	3.500%	07/18/2016	7,569,000	9,739,667
	EUR	4.375%	07/04/2017	2,798,000	3,620,969
	USD	4.125%	02/19/2018	1,482,000	1,470,885
	EUR	5.750%	06/11/2018	961,000	1,302,468
	USD	6.375%	03/29/2021	13,042,000	14,215,780
	USD	5.375%	02/21/2023	1,350,000	1,334,813

					38,770,462

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Indonesia - 4.55%
Republic of Indonesia:
	USD	6.875%	01/17/2018	3,338,000	$3,988,910	(3)
	USD	11.625%	03/04/2019	2,170,000	3,187,188	(4)
	USD	11.625%	03/04/2019	11,260,000	16,538,125	(3)
	USD	5.875%	03/13/2020	2,977,000	3,501,696	(3)
	USD	4.875%	05/05/2021	2,800,000	3,129,000	(3)
	USD	3.750%	04/25/2022	3,093,000	3,212,854	(3)
	USD	8.500%	10/12/2035	14,482,000	21,759,205	(3)
	USD	6.625%	02/17/2037	2,597,000	3,259,235	(4)
	USD	6.625%	02/17/2037	6,286,000	7,888,930	(3)
	USD	7.750%	01/17/2038	9,186,000	12,952,260	(3)

					79,417,403

Iraq - 0.48%
Republic of Iraq	USD	5.800%	01/15/2028	9,092,000	8,432,830	(3)

Lithuania - 2.35%
Republic of Lithuania:
	USD	7.375%	02/11/2020	2,662,000	3,381,272	(3)
	USD	6.125%	03/09/2021	21,343,000	25,591,965	(3)
	USD	6.625%	02/01/2022	2,622,000	3,255,868	(4)
	USD	6.625%	02/01/2022	7,014,000	8,709,635	(3)

					40,938,740

Malaysia - 1.49%
Malaysian Government:
	MYR	3.197%	10/15/2015	50,350,000	16,354,586
	MYR	3.172%	07/15/2016	29,770,000	9,667,423

					26,022,009

Mexico - 7.38%
Mexican Bonos:
	MXN	8.000%	12/17/2015	32,320,000	2,769,780
	MXN	6.250%	06/16/2016	124,853,000	10,303,797
	MXN	7.750%	12/14/2017	34,840,000	3,092,980
	MXN	6.500%	06/10/2021	24,691,000	2,137,237
Mexican Udibonos:
	MXN	5.000%	06/16/2016	91,769,825	8,098,367
	MXN	2.500%	12/10/2020	147,819,148	12,588,451
	MXN	2.000%	06/09/2022	53,915,141	4,408,868
United Mexican States:
	USD	5.125%	01/15/2020	8,292,000	9,743,100
	USD	8.300%	08/15/2031	479,000	735,265
	USD	6.750%	09/27/2034	9,940,000	13,369,300
	USD	6.050%	01/11/2040	9,418,000	11,826,653

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico (continued)
United Mexican States (continued)
	USD	4.750%	03/08/2044	10,124,000	$10,668,165
	USD	5.750%	10/12/2110	35,168,000	39,124,400

					128,866,363

Morocco - 0.21%
Moroccan Government	USD	4.250%	12/11/2022	3,598,000	3,692,448	(4)

Panama - 3.05%
Republic of Panama:
	USD	5.200%	01/30/2020	2,533,000	2,982,608
	USD	9.375%	01/16/2023	25,000	36,500
	USD	7.125%	01/29/2026	967,000	1,300,615
	USD	8.875%	09/30/2027	6,661,000	10,291,245
	USD	9.375%	04/01/2029	19,652,000	31,934,500
	USD	8.125%	04/28/2034	2,059,000	3,006,140
	USD	6.700%	01/26/2036	2,718,000	3,652,312

					53,203,920

Peru - 1.48%
Republic of Peru:
	USD	8.750%	11/21/2033	3,980,000	6,626,700
	USD	6.550%	03/14/2037	3,500,000	4,786,250
	USD	5.625%	11/18/2050	11,897,000	14,454,855

					25,867,805

Philippines - 2.36%
Republic of Philippines:
	USD	6.500%	01/20/2020	1,349,000	1,705,642
	USD	10.625%	03/16/2025	1,109,000	1,865,892
	USD	5.500%	03/30/2026	2,002,000	2,454,953
	USD	9.500%	02/02/2030	8,226,000	13,655,160
	USD	7.750%	01/14/2031	11,314,000	16,546,725
	USD	6.375%	01/15/2032	1,636,000	2,130,890
	USD	6.375%	10/23/2034	2,086,000	2,763,950

					41,123,212

Poland - 3.58%
Republic of Poland:
	USD	6.375%	07/15/2019	27,558,000	34,031,098
	EUR	4.200%	04/15/2020	6,630,000	9,902,976
	EUR	4.000%	03/23/2021	665,000	972,696
	USD	5.125%	04/21/2021	10,758,000	12,445,177

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Poland (continued)
Republic of Poland (continued)
	USD	5.000%	03/23/2022	4,457,000	$5,111,154

					62,463,101

Qatar - 1.04%
State of Qatar:
	USD	6.550%	04/09/2019	9,087,000	11,347,391	(3)
	USD	6.400%	01/20/2040	1,687,000	2,226,840	(3)
	USD	5.750%	01/20/2042	3,758,000	4,608,248	(3)

					18,182,479

Romania - 0.97%
Romanian Government International Bond:
	USD	6.750%	02/07/2022	1,110,000	1,320,900	(4)
	USD	6.750%	02/07/2022	10,276,000	12,228,440	(3)
	USD	4.375%	08/22/2023	3,400,000	3,374,500	(4)

					16,923,840

Russia - 6.44%
Russian Federation:
	RUB	7.100%	03/13/2014	92,570,000	3,071,869
	RUB	7.000%	06/03/2015	630,480,000	21,051,669
	RUB	6.900%	08/03/2016	102,860,000	3,451,273
	RUB	7.600%	04/14/2021	167,100,000	5,805,795
	USD	12.750%	06/24/2028	8,739,000	17,117,516	(3)
	USD	7.500%	03/31/2030	49,589,078	61,800,388	(3)(6)

					112,298,510

Slovakia - 0.54%
Republic of Slovakia	USD	4.375%	05/21/2022	8,831,000	9,416,054	(4)

South Africa - 2.30%
Republic of South Africa:
	ZAR	8.000%	12/21/2018	72,270,000	8,777,407
	USD	6.875%	05/27/2019	8,113,000	9,943,496
	USD	5.500%	03/09/2020	4,561,000	5,253,702
	USD	5.875%	05/30/2022	5,256,000	6,234,930
	USD	4.665%	01/17/2024	9,191,000	9,949,257

					40,158,792

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Turkey - 5.90%
Republic of Turkey:
	USD	7.000%	09/26/2016	2,884,000	$3,352,650
	USD	7.500%	07/14/2017	2,742,000	3,314,393
	USD	6.750%	04/03/2018	5,293,000	6,361,524
	USD	7.000%	03/11/2019	3,305,000	4,077,544
	USD	7.500%	11/07/2019	16,848,000	21,460,140
	USD	7.000%	06/05/2020	4,272,000	5,356,020
	USD	5.625%	03/30/2021	1,053,000	1,225,429
	USD	5.125%	03/25/2022	9,201,000	10,362,626
	USD	6.250%	09/26/2022	7,981,000	9,706,891
	USD	3.250%	03/23/2023	19,548,000	19,010,430
	USD	7.375%	02/05/2025	1,820,000	2,393,300
	USD	8.000%	02/14/2034	2,326,000	3,294,197
	USD	6.875%	03/17/2036	5,520,000	7,058,700
	USD	7.250%	03/05/2038	1,285,000	1,721,900
	USD	6.000%	01/14/2041	3,663,000	4,276,553

					102,972,297

Ukraine - 1.93%
Financing of Infrastructure - Projects State Enterprise	USD	9.000%	12/07/2017	3,002,000	3,159,605	(4)
Ukraine Government:
	USD	7.650%	06/11/2013	2,951,000	2,984,199	(3)
	USD	6.875%	09/23/2015	208,000	210,600	(3)
	USD	6.875%	09/23/2015	1,723,000	1,744,537	(4)
	USD	6.250%	06/17/2016	2,600,000	2,609,750	(4)
	USD	6.250%	06/17/2016	9,615,000	9,651,056	(3)
	USD	6.580%	11/21/2016	1,460,000	1,476,425	(3)
	USD	6.750%	11/14/2017	4,950,000	5,055,188	(3)
	USD	7.800%	11/28/2022	6,493,000	6,789,243	(4)

					33,680,603

Uruguay - 1.00%
Republic of Uruguay:
	USD	8.000%	11/18/2022	2,598,310	3,618,147
	USD	6.875%	09/28/2025	1,148,125	1,527,006
	USD	7.875%	01/15/2033	1,390,800	2,030,568	(7)
	USD	7.625%	03/21/2036	6,979,404	10,189,930

					17,365,651

Venezuela - 3.13%
Republic of Venezuela:
	USD	13.625%	08/15/2018	1,051,000	1,254,631
	USD	13.625%	08/15/2018	1,669,000	1,925,609	(3)
	USD	7.000%	12/01/2018	3,370,000	3,235,200	(3)
	USD	7.750%	10/13/2019	10,500,000	10,145,625	(3)
	USD	6.000%	12/09/2020	4,600,000	3,973,250	(3)
	USD	12.750%	08/23/2022	21,538,300	25,980,574	(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venezuela (continued)
Republic of Venezuela (continued)
	USD	9.000%	05/07/2023	4,206,700	$4,206,700	(3)
	USD	11.950%	08/05/2031	3,357,000	3,910,905	(3)

					54,632,494

TOTAL SOVEREIGN DEBT OBLIGATIONS					1,109,540,512

(Cost $1,048,273,323)

BANK LOANS - 0.11%(8)

Indonesia - 0.11%
PT Bumi Resources	USD	11.250%	08/07/2013	1,337,000	1,331,652
PT Bumi Tranche A	USD	15.000%	01/18/2013	577,486	358,042
PT Bumi Tranche B	USD	15.000%	01/18/2013	460,908	285,763

					1,975,457

TOTAL BANK LOANS					1,975,457

(Cost $2,375,393)

CORPORATE BONDS - 24.39%

Argentina - 0.08%
Capex SA	USD	10.000%	03/10/2018	692,000	515,540	(4)
Empresa Distribuidora Y Comercializadora Norte:
	USD	9.750%	10/25/2022	140,000	68,250	(4)
	USD	9.750%	10/25/2022	459,000	223,762	(3)
Inversiones y Representaciones SA	USD	11.500%	07/20/2020	636,000	613,740	(4)

					1,421,292

Azerbaijan - 0.27%
State Oil Company	USD	5.450%	02/09/2017	4,350,000	4,654,500

Brazil - 2.69%
Banco do Brasil SA:
	USD	3.875%	10/10/2022	1,494,000	1,469,722
	USD	6.250%	12/31/2049	2,550,000	2,546,813	(4)(9)
BM&FBovespa SA:
	USD	5.500%	07/16/2020	800,000	902,000	(3)
	USD	5.500%	07/16/2020	842,000	949,355	(4)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	260,000	285,038	(3)
	USD	8.500%	01/21/2049	2,482,000	2,721,017	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Brazil (continued)
BR Properties SA	USD	9.000%	10/07/2015	310,000	$343,325	(4)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	1,200,000	1,240,800	(4)
Caixa Economica Federal:
	USD	2.375%	11/06/2017	5,000,000	4,918,750	(4)
	USD	3.500%	11/07/2022	1,000,000	977,500	(4)
Centrais Eletricas Brasileiras SA	USD	5.750%	10/27/2021	1,819,000	1,955,425	(3)
ESAL GmbH	USD	6.250%	02/05/2023	1,750,000	1,741,250	(4)
General Shopping Finance Ltd.:
	USD	10.000%	11/09/2015	1,392,000	1,398,960	(4)
	USD	10.000%	11/09/2049	246,000	247,230	(3)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	825,000	891,000	(3)(6)
Hypermarcas SA	USD	6.500%	04/20/2021	730,000	788,856	(4)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	1,158,000	1,215,900	(4)
Minerva Luxembourg SA	USD	7.750%	01/31/2023	2,058,000	2,212,350	(4)
NET Servicos de Comunicacao SA	USD	7.500%	01/27/2020	2,802,000	3,173,265
Odebrecht Drilling Norbe VIII/IX Ltd.:
	USD	6.350%	06/30/2021	370,500	411,255	(3)
	USD	6.350%	06/30/2021	665,950	739,204	(4)
Odebrecht Finance Ltd.	USD	5.125%	06/26/2022	1,500,000	1,605,000	(4)
OGX Austria GmbH	USD	8.500%	06/01/2018	3,385,000	3,046,500	(4)(9)
Petrobras International Finance Co.:
	USD	2.875%	02/06/2015	700,000	716,240
	USD	5.375%	01/27/2021	430,000	470,534
QGOG Atlantic / Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	1,897,838	1,969,007	(4)
Samarco Mineracao SA	USD	4.125%	11/01/2022	2,988,000	2,928,240	(4)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	1,450,000	1,533,375	(4)
Telemar Norte Leste SA	USD	5.500%	10/23/2020	1,712,000	1,784,760	(4)
Tonon Bioenergia SA	USD	9.250%	01/24/2020	1,200,000	1,215,000	(4)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	500,000	562,500	(4)

					46,960,171

Chile - 2.28%

Banco del Estado de Chile	USD	3.875%	02/08/2022	3,277,000	3,416,272	(4)
Cencosud SA:
	USD	5.500%	01/20/2021	2,000,000	2,127,500	(4)
	USD	4.875%	01/20/2023	1,908,000	1,922,310	(4)
Codelco, Inc.:
	USD	7.500%	01/15/2019	3,216,000	4,095,094	(3)
	USD	3.875%	11/03/2021	2,798,000	2,976,680	(3)
	USD	3.000%	07/17/2022	5,823,000	5,761,102	(4)
	USD	6.150%	10/24/2036	7,782,000	9,592,832	(3)
	USD	4.250%	07/17/2042	7,321,000	6,983,831	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Chile (continued)
GeoPark Latin America Ltd. Agencia en Chile	USD	7.500%	02/11/2020	997,000	$1,020,056	(4)
Telefonica Chile SA	USD	3.875%	10/12/2022	1,995,000	1,970,063	(4)

					39,865,740

China - 1.68%
China Liansu Group Holdings Ltd.	USD	7.875%	05/13/2016	393,000	415,598	(4)
China Overseas Finance Cayman II Ltd.	USD	5.500%	11/10/2020	300,000	340,005
China Overseas Finance Cayman IV Ltd.	USD	4.875%	02/15/2017	500,000	549,450
Country Garden Holdings Co. Ltd.:	USD	11.125%	02/23/2018	500,000	581,250	(3)
	USD	7.500%	01/10/2023	795,000	828,788	(4)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	1,434,000	1,629,170	(4)
MIE Holdings Corp.	USD	9.750%	05/12/2016	805,000	881,475	(4)
Sinochem Overseas Capital Co. Ltd.:
	USD	4.500%	11/12/2020	5,534,000	5,989,579	(3)
	USD	4.500%	11/12/2020	6,499,000	7,034,021	(4)
	USD	6.300%	11/12/2040	4,685,000	5,478,553	(3)
Sinopec Group Overseas Development 2012 Ltd.	USD	3.900%	05/17/2022	1,071,000	1,138,473	(3)
Tencent Holdings Ltd.:
	USD	4.625%	12/12/2016	1,200,000	1,310,856	(4)
	USD	3.375%	03/05/2018	1,880,000	1,948,620	(4)
Texhong Textile Group Ltd.:
	USD	7.625%	01/19/2016	343,000	363,580	(4)
	USD	7.625%	01/19/2016	439,000	465,340	(3)
Yancoal International Resources Development Co. Ltd.	USD	5.730%	05/16/2022	286,000	294,694	(4)

					29,249,452

Colombia - 0.68%
Bancolombia SA	USD	5.125%	09/11/2022	2,139,000	2,176,432
Colombia Telecomunicaciones SA ESP	USD	5.375%	09/27/2022	1,500,000	1,539,375	(4)
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	1,392,000	1,562,520	(4)
Grupo Aval Ltd.:
	USD	5.250%	02/01/2017	1,000,000	1,082,500	(4)
	USD	4.750%	09/26/2022	1,474,000	1,481,370	(4)
Gruposura Finance	USD	5.700%	05/18/2021	2,100,000	2,341,500	(4)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	1,500,000	1,661,250	(4)

					11,844,947

Dominican Republic - 0.02%
Cap Cana SA:
08/10/2010 - 02/23/2011	USD	10.000%	04/30/2016	1,103,320	198,598	(1)(3)(10)(11)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Dominican Republic (continued)
Cap Cana SA (continued)
08/10/2010 - 11/01/2011	USD	10.000%	04/30/2016	1,343,373	$134,337	(1)(3)(10)(11)

					332,935

Hong Kong - 0.27%
Hutchison Whampoa International 09 Ltd.	USD	7.625%	04/09/2019	242,000	309,884	(4)
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	1,757,000	1,873,401	(3)(9)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	2,299,000	2,454,987

					4,638,272

India - 0.32%
ICICI Bank Ltd.:
	USD	4.700%	02/21/2018	252,000	270,526	(3)
	USD	5.750%	11/16/2020	508,000	561,518	(4)
	USD	5.750%	11/16/2020	1,200,000	1,326,420	(3)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	2,000,000	2,251,600	(4)
Vedanta Resources PLC	USD	8.250%	06/07/2021	1,063,000	1,211,820	(4)

					5,621,884

Indonesia - 0.49%
Berau Capital Resources Pte Ltd.	USD	12.500%	07/08/2015	200,000	217,500	(3)
Berau Coal Energy Tbk PT	USD	7.250%	03/13/2017	650,000	669,500	(3)
BLT Finance BV	USD	7.500%	05/15/2014	644,000	74,060	(1)(3)
Indo Energy Finance II BV	USD	6.375%	01/24/2023	1,214,000	1,264,077	(4)
Indosat Palapa Co. BV:
	USD	7.375%	07/29/2020	241,000	272,933	(4)
	USD	7.375%	07/29/2020	550,000	622,875	(3)
Listrindo Capital BV	USD	6.950%	02/21/2019	861,000	960,015	(4)
Pertamina Persero PT	USD	6.000%	05/03/2042	2,529,000	2,661,773	(3)
PT Adaro Indonesia	USD	7.625%	10/22/2019	1,717,000	1,888,700	(3)

					8,631,433

Jamaica - 0.20%
Digicel Group Ltd.:
	USD	10.500%	04/15/2018	1,450,000	1,605,875	(3)
	USD	8.250%	09/30/2020	1,800,000	1,944,900	(4)

					3,550,775

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Kazakhstan - 2.58%
KazMunaiGaz Finance Sub BV:
	USD	11.750%	01/23/2015	10,428,000	$12,213,795	(3)
	USD	9.125%	07/02/2018	5,184,000	6,622,560	(4)
	USD	7.000%	05/05/2020	739,000	897,885	(4)
	USD	7.000%	05/05/2020	6,662,000	8,094,330	(3)
	USD	6.375%	04/09/2021	3,945,000	4,645,238	(4)
	USD	6.375%	04/09/2021	8,410,000	9,902,775	(3)
Zhaikmunai LP Via Zhaikmunai International BV	USD	7.125%	11/13/2019	2,500,000	2,650,000	(4)

					45,026,583

Macao - 0.05%
MCE Finance Ltd.	USD	5.000%	02/15/2021	921,000	927,908	(4)

Malaysia - 1.71%
IOI Investment L BHD	USD	4.375%	06/27/2022	3,000,000	3,144,750
Penerbangan Malaysia BHD	USD	5.625%	03/15/2016	1,195,000	1,346,466	(3)
Petroliam Nasional BHD:
	USD	7.750%	08/15/2015	335,000	389,337	(4)
	USD	7.625%	10/15/2026	2,742,000	3,937,238	(3)
Petronas Capital Ltd.	USD	7.875%	05/22/2022	13,315,000	18,686,271	(3)
Petronas Global Sukuk Ltd.	USD	4.250%	08/12/2014	2,240,000	2,343,034	(4)

					29,847,096

Mexico - 1.54%
America Movil SAB de CV:
	USD	2.375%	09/08/2016	704,000	730,196
	USD	3.125%	07/16/2022	1,800,000	1,793,205
Cemex Finance LLC	USD	9.375%	10/12/2022	1,983,000	2,319,198	(4)
Cemex SAB de CV	USD	9.500%	06/15/2018	2,000,000	2,315,000	(4)
Geo Maquinaria	USD	9.625%	05/02/2021	2,358,423	2,157,957	(4)
Grupo Bimbo SAB de CV:
	USD	4.875%	06/30/2020	183,000	205,692	(4)
	USD	4.500%	01/25/2022	800,000	870,428	(4)
Grupo Televisa SAB	USD	6.000%	05/12/2018	300,000	354,007
Mexichem SAB de CV	USD	4.875%	09/19/2022	953,000	1,007,797	(4)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	2,500,000	2,656,250	(4)
Pemex Finance Ltd.	USD	9.150%	11/15/2018	1,250,000	1,549,353
Pemex Project Funding Master Trust:
	EUR	5.500%	02/24/2025	2,275,000	3,397,085	(3)
	USD	6.625%	06/15/2035	3,034,000	3,633,215

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico (continued)
Petroleos Mexicanos	USD	6.500%	06/02/2041	2,129,000	$2,506,898
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	1,100,000	1,290,223

					26,786,504

Mongolia - 0.07%
Mongolian Mining Corp.	USD	8.875%	03/29/2017	1,120,000	1,187,200	(4)

Nigeria - 0.08%
Afren PLC	USD	10.250%	04/08/2019	1,164,000	1,381,610	(4)

Peru - 0.87%
Ajecorp BV	USD	6.500%	05/14/2022	2,875,000	3,140,937	(4)
Banco de Credito del Peru:
	USD	4.750%	03/16/2016	300,000	321,750	(4)
	USD	5.375%	09/16/2020	526,000	580,572	(4)
	USD	5.375%	09/16/2020	1,465,000	1,616,994	(3)
BBVA Banco Continental SA	USD	5.000%	08/26/2022	1,176,000	1,240,680	(4)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	1,506,000	1,490,940	(4)
Corp. Azucarera del Peru SA	USD	6.375%	08/02/2022	631,000	683,057	(4)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	785,000	889,013	(4)
Southern Copper Corp.:
	USD	6.750%	04/16/2040	1,167,000	1,370,280
	USD	5.250%	11/08/2042	3,000,000	2,931,375
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	836,000	904,970	(4)

					15,170,568

Qatar - 0.02%
Qtel International Finance Ltd.	USD	5.000%	10/19/2025	330,000	366,919	(3)

Russia - 2.23%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	1,750,000	1,896,562	(4)
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.	USD	5.125%	12/12/2017	2,000,000	2,050,000	(4)
Evraz Group SA	USD	6.750%	04/27/2018	1,184,000	1,237,280	(4)
Gazprom OAO Via Gaz Capital SA:
	USD	4.950%	07/19/2022	860,000	907,300	(4)
	USD	4.375%	09/19/2022	2,183,000	2,180,271	(4)
	USD	4.950%	02/06/2028	6,070,000	6,077,588	(4)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Russia (continued)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	1,137,000	$1,202,377	(4)
Novatek OAO via Novatek Finance Ltd.:
	USD	5.326%	02/03/2016	1,700,000	1,814,750	(3)
	USD	6.604%	02/03/2021	976,000	1,134,600	(4)
OJSC Novolipetsk Steel via Steel Funding Ltd.	USD	4.450%	02/19/2018	800,000	806,000	(4)
Rosneft Oil Co. via Rosneft International Finance Ltd.	USD	3.149%	03/06/2017	1,279,000	1,290,191	(3)
Russian Agricultural Bank OJSC Via RSHB Capital SA:
	USD	5.298%	12/27/2017	1,320,000	1,407,450	(3)
	USD	6.000%	06/03/2021	2,342,000	2,456,173	(3)(9)
Sberbank of Russia Via SB Capital SA:
	USD	6.125%	02/07/2022	1,300,000	1,470,625	(4)
	USD	5.125%	10/29/2022	1,739,000	1,754,216	(4)
Severstal OAO Via Steel Capital SA:
	USD	6.700%	10/25/2017	649,000	712,278	(3)
	USD	5.900%	10/17/2022	1,000,000	1,025,000	(4)
Sibur Securities Ltd.	USD	3.914%	01/31/2018	1,400,000	1,398,250	(4)
Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	830,000	892,250	(3)
	USD	5.200%	02/13/2019	1,300,000	1,322,750	(4)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	1,266,000	1,430,580	(4)
VTB Bank OJSC Via VTB Capital SA:
	USD	6.315%	02/22/2018	2,317,000	2,537,115	(3)
	USD	6.250%	06/30/2035	1,085,000	1,181,294	(3)
Wind Acquisition Finance SA	USD	11.750%	07/15/2014	700,000	740,250	(4)

					38,925,150

Singapore - 0.13%
DBS Bank Ltd.	USD	3.625%	09/21/2022	600,000	632,850	(3)(9)
Oversea-Chinese Banking Corp. Ltd.	USD	3.150%	03/11/2023	1,517,000	1,556,353	(4)(9)

					2,189,203

South Africa - 0.21%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	3,700,000	3,626,000	(3)

South Korea - 0.14%
Korea East-West Power Co. Ltd.	USD	2.500%	07/16/2017	1,000,000	1,033,850	(4)
Korea Hydro & Nuclear Power Co. Ltd.:
	USD	4.750%	07/13/2021	809,000	909,599	(3)
	USD	3.000%	09/19/2022	493,000	485,654	(4)

					2,429,103

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Thailand - 0.22%
Bangkok Bank PCL	USD	3.875%	09/27/2022	1,537,000	$1,593,331	(4)
PTT Global Chemical PCL	USD	4.250%	09/19/2022	1,007,000	1,052,667	(4)
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	1,032,000	1,197,378	(3)

					3,843,376

Turkey - 0.34%
Akbank TAS	USD	3.875%	10/24/2017	800,000	820,000	(4)
Anadolu Efes Biracilik Ve Malt Sanayii AS	USD	3.375%	11/01/2022	2,300,000	2,196,500	(4)
Turkiye Garanti Bankasi AS	USD	5.250%	09/13/2022	1,200,000	1,269,000	(4)
Yuksel Insaat AS	USD	9.500%	11/10/2015	2,077,000	1,692,755	(3)

					5,978,255

Ukraine - 0.42%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	2,115,000	2,136,150	(4)
Metinvest BV	USD	8.750%	02/14/2018	1,737,000	1,780,425	(4)
Mriya Agro Holding PLC	USD	10.950%	03/30/2016	1,168,000	1,208,880	(4)
National JSC Naftogaz of Ukraine	USD	9.500%	09/30/2014	2,189,000	2,273,824

					7,399,279

United Arab Emirates - 0.41%
Dubai Holding Commercial Operations MTN Ltd.	GBP	6.000%	02/01/2017	1,750,000	2,661,491
Emaar Sukuk Ltd.	USD	6.400%	07/18/2019	3,000,000	3,307,500
MAF Global Securities Ltd.	USD	5.250%	07/05/2019	1,096,000	1,185,050

					7,154,041

Venezuela - 4.39%
Petroleos de Venezuela SA:
	USD	4.900%	10/28/2014	67,453,517	64,755,376
	USD	5.000%	10/28/2015	4,959,924	4,581,730
	USD	5.250%	04/12/2017	4,775,600	4,244,314	(3)
	USD	8.500%	11/02/2017	2,960,400	2,941,898	(3)

					76,523,318

TOTAL CORPORATE BONDS					425,533,514

(Cost $407,106,112)

	Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

PARTICIPATION NOTES - 0.64%

Argentina - 0.04%
Hidroelec el Chocon SA		USD	8.061%	03/01/2015	761,538	$761,538

Ukraine - 0.60%
Ukreximbank Biz Finance PLC		USD	8.375%	04/27/2015	10,324,000	10,478,861	(3)

TOTAL PARTICIPATION NOTES						11,240,399

(Cost $10,848,948)

CREDIT LINKED NOTES - 4.05%

Argentina - 0.15%
Cablevision SA	Deutsche Bank AG London	USD	9.375%	02/12/2018	3,618,000	2,532,600

Brazil - 2.50%
Nota Do Tesoruo Nacional	Citigroup Global Markets	BRL	6.000%	05/15/2015	5,376,664	2,897,976
Nota Do Tesouro Nacional:
	Barclays Bank PLC	BRL	6.000%	05/15/2015	3,644,433	1,964,318
	JPMorgan Chase & Co.	BRL	6.000%	05/15/2015	39,166,407	21,110,360
	Barclays Bank PLC	BRL	10.000%	01/01/2023	33,760,000	17,608,414

						43,581,068

Colombia - 0.79%
Titulos de Tesoreria - Series B:
	Citigroup Global Markets	COP	11.000%	07/24/2020	3,000,000,000	2,285,892
	Citigroup Global Markets	COP	11.000%	07/24/2020	3,500,000,000	2,666,874
	Citigroup Global Markets	COP	11.000%	07/24/2020	4,000,000,000	3,047,857
	Citigroup Global Markets	COP	11.000%	07/24/2020	5,700,000,000	4,343,196
	Citigroup Global Markets	COP	11.000%	07/27/2020	1,960,000,000	1,493,450

						13,837,269

Iraq - 0.61%
Republic of Iraq:
	Merrill Lynch	JPY	2.510%	01/01/2028	984,900,619	7,331,766	(9)(10)

	Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Iraq (continued)
Republic of Iraq (continued)
	Merrill Lynch	JPY	2.550%	01/01/2028	449,513,192	$3,346,252	(9)(10)

						10,678,018

TOTAL CREDIT LINKED NOTES						70,628,955

(Cost $72,149,861)

SHORT TERM INVESTMENTS - 5.37%

Money Market Mutual Funds - 5.37%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (7-Day Yield)		USD	0.08785%	N/A	93,640,736	93,640,736

TOTAL SHORT TERM INVESTMENTS						93,640,736

(Cost $93,640,736)

Total Investments - 98.14%						1,712,559,573
(Cost $1,634,394,373)
Other Assets In Excess of Liabilities - 1.86%						32,487,210

Net Assets - 100.00%						$1,745,046,783

* The contract/principal amount of each security is stated in the currency in which the security is denominated. See below.

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Currency
GBP	-	Great Britain Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
RON	-	Romanian Leu
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Security is currently in default/non-income producing.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2013, the aggregate market value of those securities was $483,849,324, which represents approximately 27.73% of net assets.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $232,201,050, which represents approximately 13.31% of net assets as of February 28, 2013.

(5)	Amount represents less than 0.005% of net assets.

(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 28, 2013.
(7)	Pay-in-kind securities.
(8)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2013. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(10)	This security is considered illiquid. On February 28, 2013, the total market values of these securities were $11,010,953, representing 0.63% of net assets.
(11)

This security has been valued by management at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $332,935, which represents approximately 0.02% of net assets as of February 28, 2013.

Common Abbreviations:
AS	-	Anonim Sirket is the Turkish term for Incorporation.
BHD	-	Berhad is the Malaysian term for public limited company.
BVI	-	British Virgin Islands.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
JSC	-	Joint Stock Company.
LLC	-	Lmited Liability Corporation.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
Pte	-	Private.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	-	Sociedad Anonima Bursatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.
Tbk	-	Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Contract Description	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	BRL	29,527,361	Purchase	03/04/13	$14,911,087	$489,769
Citigroup Global Markets	BRL	40,952,252	Purchase	03/04/13	20,680,568	20,568
Citigroup Global Markets	BRL	34,205,205	Sale	03/04/13	17,273,362	82,638
Citigroup Global Markets	BRL	18,244,571	Sale	03/04/13	9,213,366	43,139
Citigroup Global Markets	COP	15,511,583,995	Sale	03/08/13	8,550,680	86,059
Citigroup Global Markets	COP	12,376,088,000	Sale	03/08/13	6,822,254	57,746

Counterparty	Contract Description	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	EUR	45,968,000	Sale	03/15/13	$60,020,238	$1,152,137
JPMorgan Chase & Co.	EUR	45,094,700	Sale	04/15/13	58,894,662	127,536
JPMorgan Chase & Co.	GBP	1,840,100	Sale	03/15/13	2,791,287	132,908
JPMorgan Chase & Co.	GBP	887,300	Sale	03/15/13	1,345,964	64,089
JPMorgan Chase & Co.	GBP	899,000	Sale	04/15/13	1,363,487	2,022
JPMorgan Chase & Co.	GBP	1,751,800	Sale	04/15/13	2,656,905	3,939
JPMorgan Chase & Co.	JPY	1,020,139,000	Sale	03/15/13	11,006,995	353,760
JPMorgan Chase & Co.	JPY	995,341,000	Sale	04/15/13	10,741,913	40,094
Citigroup Global Markets	RON	12,485,820	Purchase	03/18/13	3,730,933	109,230
Citigroup Global Markets	RON	12,485,820	Sale	03/18/13	3,730,933	92,622
Citigroup Global Markets	RUB	88,398,100	Sale	03/18/13	2,876,726	53,274
Citigroup Global Markets	RUB	390,349,930	Purchase	03/18/13	12,703,098	167,373
Citigroup Global Markets	RUB	349,438,688	Sale	03/18/13	11,371,729	175,192
JPMorgan Chase & Co.	RUB	438,654,880	Sale	04/24/13	14,179,763	275,827

						$3,529,922

Citigroup Global Markets	BRL	18,029,838	Sale	03/04/13	$9,104,928	$(255,928)
Citigroup Global Markets	BRL	18,244,571	Purchase	04/02/13	9,179,982	(49,831)
Citigroup Global Markets	COP	13,657,845,597	Purchase	03/27/13	7,513,314	(2,560)
JPMorgan Chase & Co.	EUR	45,968,000	Purchase	03/15/13	60,020,238	(133,486)
JPMorgan Chase & Co.	EUR	511,776	Purchase	04/15/13	668,390	(1,012)
JPMorgan Chase & Co.	GBP	1,840,100	Purchase	03/15/13	2,791,287	(4,193)
JPMorgan Chase & Co.	GBP	887,300	Purchase	03/15/13	1,345,964	(2,022)
JPMorgan Chase & Co.	JPY	1,020,139,000	Purchase	03/15/13	11,006,995	(41,841)
Citigroup Global Markets	MXN	111,177,231	Purchase	05/06/13	8,653,069	(5,931)
Citigroup Global Markets	NGN	707,200,000	Purchase	04/17/13	4,389,599	(30,401)
Citigroup Global Markets	NGN	688,091,500	Purchase	04/17/13	4,270,992	(39,008)
Citigroup Global Markets	RUB	47,486,858	Purchase	03/18/13	1,545,358	(7,642)
JPMorgan Chase & Co.	RUB	438,654,880	Purchase	04/24/13	14,179,763	(159,581)

						$(733,436)

*The contracted amount is stated in the currency in which the security is denominated.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
08/10/2010 - 02/23/2011	Cap Cana SA	$908,110	$198,598	0.01%
08/10/2010 - 11/01/2011	Cap Cana SA	866,202	134,337	0.01%
01/20/2011	Republic of Iraq 2.55% 01/01/2028	4,014,703	3,346,252	0.19%
08/21/2012	Republic of Iraq 2.51% 01/01/2028	8,438,782	7,331,766	0.42%

			$11,010,953	0.63%

See Notes to Quarterly Schedule of Investments

Stone Harbor High Yield Bond Fund	Statement of Investments

February 28, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 94.57%
Aerospace/Defense - 1.26%
CPI International, Inc.	USD	8.000%	02/15/2018	1,631,000	$1,692,162
TransDigm, Inc.:
	USD	7.750%	12/15/2018	795,000	876,488
	USD	5.500%	10/15/2020	994,000	1,038,730	(1)
Triumph Group, Inc.	USD	8.625%	07/15/2018	1,253,000	1,400,228

					5,007,608

Automotive - 1.34%
Allison Transmission, Inc.	USD	7.125%	05/15/2019	1,034,000	1,106,380	(1)
Chrysler Group LLC	USD	8.000%	06/15/2019	1,818,000	2,002,072
The Goodyear Tire & Rubber Co.:
	USD	6.500%	03/01/2021	1,540,000	1,570,800
	USD	7.000%	05/15/2022	629,000	658,878

					5,338,130

Banking - 0.87%
LBG Capital No. 1 PLC, Series 15	EUR	6.439%	05/23/2020	1,213,000	1,597,491
Provident Funding Associates LP:
	USD	10.250%	04/15/2017	815,000	915,856	(1)
	USD	10.125%	02/15/2019	894,000	961,050	(1)

					3,474,397

Building Products - 1.91%
American Standard Americas	USD	10.750%	01/15/2016	569,000	584,647	(1)
Griffon Corp.	USD	7.125%	04/01/2018	2,744,000	2,984,100
HD Supply, Inc.	USD	7.500%	07/15/2020	2,180,000	2,188,175	(1)
Norcraft Cos. LP	USD	10.500%	12/15/2015	1,734,000	1,827,203

					7,584,125

Chemicals - 3.70%
Hexion US Finance Corp.:
	USD	6.625%	04/15/2020	625,000	618,750	(1)
	USD	6.625%	04/15/2020	2,490,000	2,465,100
Ineos Finance PLC	USD	8.375%	02/15/2019	1,933,000	2,123,884	(1)
Ineos Group Holdings Ltd.	USD	8.500%	02/15/2016	2,823,000	2,882,989	(1)
Lyondell Chemical Co.	USD	8.375%	08/15/2015	945,000	0	(2)
LyondellBasell Industries NV	USD	6.000%	11/15/2021	2,203,000	2,599,540

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Chemicals (continued)
Momentive Performance Materials, Inc.:
	USD	8.875%	10/15/2020	811,000	$836,344
	USD	9.000%	01/15/2021	755,000	579,462
Trinseo Materials Operating S.C.A. / Trinseo Materials Finance, Inc.	USD	8.750%	02/01/2019	2,610,000	2,610,000	(1)

					14,716,069

Construction Machinery - 0.47%
The Manitowoc Co., Inc.	USD	9.500%	02/15/2018	1,670,000	1,862,050

Consumer Products - 1.74%
Alphabet Holding Co., Inc.	USD	7.750%	11/01/2017	1,331,000	1,385,904	(1)(3)
Armored Autogroup, Inc.	USD	9.250%	11/01/2018	517,000	465,946
Elizabeth Arden, Inc.	USD	7.375%	03/15/2021	1,432,000	1,596,680
Mead Products LLC	USD	6.750%	04/30/2020	1,687,000	1,794,546	(1)
Spectrum Brands Escrow Corp.	USD	6.375%	11/15/2020	1,587,000	1,692,139	(1)

					6,935,215

Containers/Packaging - 3.18%
Albea Beauty Holdings SA	EUR	8.750%	11/01/2019	1,812,000	2,508,071	(4)
ARD Finance SA	USD	11.125%	06/01/2018	2,072,707	2,259,251	(1)(3)
Ardagh Packaging Finance PLC	USD	9.125%	10/15/2020	1,821,000	2,003,100	(1)
Reynolds Group Issuer LLC	USD	9.875%	08/15/2019	3,623,000	3,976,243
Sealed Air Corp.	USD	8.375%	09/15/2021	1,636,000	1,873,220	(1)

					12,619,885

Drillers/Services - 4.31%
Basic Energy Services, Inc.:
	USD	7.750%	02/15/2019	850,000	871,250
	USD	7.750%	10/15/2022	1,989,000	2,033,752
CHC Helicopter SA	USD	9.250%	10/15/2020	1,047,000	1,109,820
Gulfmark Offshore, Inc.	USD	6.375%	03/15/2022	1,889,000	1,959,837
Hercules Offshore LLC	USD	10.500%	10/15/2017	2,107,000	2,296,630	(1)
Hornbeck Offshore Services, Inc.	USD	5.875%	04/01/2020	1,086,000	1,145,730
Parker Drilling Co.	USD	9.125%	04/01/2018	2,104,000	2,288,100
SESI LLC:
	USD	6.375%	05/01/2019	1,633,000	1,759,557
	USD	7.125%	12/15/2021	795,000	884,438
Trinidad Drilling Ltd.	USD	7.875%	01/15/2019	2,587,000	2,787,493	(1)

					17,136,607

Electric - 2.98%
The AES Corp.	USD	7.375%	07/01/2021	1,889,000	2,144,015
Calpine Corp.	USD	7.875%	01/15/2023	1,605,000	1,785,562	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Electric (continued)
Edison Mission Energy:
	USD	7.750%	06/15/2016	1,451,000	$736,383	(2)
	USD	7.200%	05/15/2019	1,540,000	785,400	(2)
	USD	7.625%	05/15/2027	1,135,000	578,850	(2)
GenOn Energy, Inc.	USD	9.500%	10/15/2018	2,327,000	2,780,765
NRG Energy, Inc.:
	USD	8.250%	09/01/2020	931,000	1,057,849
	USD	7.875%	05/15/2021	1,750,000	1,973,125

					11,841,949

Environmental Services - 0.43%
Clean Harbors, Inc.	USD	5.250%	08/01/2020	1,663,000	1,721,205

Exploration & Production - 7.78%
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
	USD	9.375%	05/01/2019	870,000	965,700
	USD	9.625%	08/01/2020	942,000	1,066,815	(1)
EP Energy LLC / EP Energy Finance, Inc., Series WI	USD	9.375%	05/01/2020	1,551,000	1,775,895
EP Energy LLC / Everest Acquisition Finance, Inc., Series WI	USD	6.875%	05/01/2019	1,547,000	1,693,965
EPL Oil & Gas, Inc.	USD	8.250%	02/15/2018	1,046,000	1,095,685	(1)
Forest Oil Corp.:
	USD	7.250%	06/15/2019	2,694,000	2,727,675
	USD	7.500%	09/15/2020	1,680,000	1,810,200	(1)
Kodiak Oil & Gas Corp.	USD	8.125%	12/01/2019	1,285,000	1,452,050
Laredo Petroleum, Inc.	USD	7.375%	05/01/2022	1,054,000	1,148,860
Linn Energy LLC	USD	7.750%	02/01/2021	2,566,000	2,784,110
MEG Energy Corp.	USD	6.500%	03/15/2021	1,491,000	1,580,460	(1)
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC	USD	10.750%	10/01/2020	1,217,000	1,341,742	(1)
Oasis Petroleum, Inc.	USD	7.250%	02/01/2019	2,656,000	2,881,760
Plains Exploration & Production Co.:
	USD	7.625%	04/01/2020	835,000	950,856
	USD	6.500%	11/15/2020	994,000	1,115,765
QEP Resources, Inc.	USD	5.375%	10/01/2022	1,989,000	2,093,423
SandRidge Energy, Inc.:
	USD	8.750%	01/15/2020	1,412,000	1,524,960
	USD	7.500%	03/15/2021	1,591,000	1,670,550
Venoco, Inc.	USD	8.875%	02/15/2019	1,272,000	1,230,660

					30,911,131

Financial Other - 1.06%
Aircastle Ltd.	USD	6.750%	04/15/2017	2,756,000	3,052,270

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Financial Other (continued)
Nationstar Mortgage LLC / Nationstar Capital Corp.	USD	6.500%	07/01/2021	1,110,000	$1,143,300	(1)

					4,195,570

Food & Beverage - 5.44%
Bakkavor Finance 2 PLC	GBP	8.250%	02/15/2018	350,000	542,918	(4)
Boparan Finance PLC	EUR	9.750%	04/30/2018	831,000	1,217,815	(4)
Campofrio Food Group SA	EUR	8.250%	10/31/2016	831,000	1,150,008	(4)
Chiquita Brands International, Inc. / Chiquita Brands LLC	USD	7.875%	02/01/2021	1,660,000	1,693,200	(1)
Dean Foods Co.	USD	9.750%	12/15/2018	2,494,000	2,830,690
Del Monte Corp.	USD	7.625%	02/15/2019	3,667,000	3,822,847
Pilgrim’s Pride Corp.	USD	7.875%	12/15/2018	1,751,000	1,877,947
Pinnacle Foods Finance LLC	USD	8.250%	09/01/2017	1,233,000	1,325,475
Post Holdings, Inc.	USD	7.375%	02/15/2022	2,636,000	2,860,060
Shearer’s Foods LLC / Chip Fin Corp.	USD	9.000%	11/01/2019	1,421,000	1,548,890	(1)
Smithfield Foods, Inc.	USD	6.625%	08/15/2022	2,534,000	2,762,060

					21,631,910

Gaming - 3.48%
American Casino & Entertainment Properties LLC	USD	11.000%	06/15/2014	818,000	836,405
Boyd Gaming Corp.	USD	9.125%	12/01/2018	1,881,000	1,960,942
Isle of Capri Casinos, Inc.:
	USD	7.750%	03/15/2019	1,134,000	1,236,060
	USD	8.875%	06/15/2020	1,360,000	1,492,600
	USD	5.875%	3/15/2021	2,300,000	2,300,000	(1)
MGM Resorts International:
	USD	7.500%	06/01/2016	2,478,000	2,741,288
	USD	8.625%	02/01/2019	1,082,000	1,247,005
Pinnacle Entertainment, Inc.	USD	8.750%	05/15/2020	1,853,000	2,003,556

					13,817,856

Gas Distributors - 0.34%
Suburban Propane Partners LP	USD	7.375%	08/01/2021	1,243,000	1,357,978

Gas Pipelines - 1.37%
Access Midstream Partners LP / ACMP Finance Corp.	USD	4.875%	05/15/2023	1,480,000	1,467,050
Copano Energy LLC	USD	7.125%	04/01/2021	1,412,000	1,622,035
MarkWest Energy Partners LP	USD	6.250%	06/15/2022	553,000	602,078
Sabine Pass Liquefaction LLC	USD	5.625%	02/01/2021	1,705,000	1,762,544	(1)

					5,453,707

Healthcare - 8.63%
Amsurg Corp.	USD	5.625%	11/30/2020	914,000	964,270	(1)
Biomet, Inc.	USD	6.500%	08/01/2020	2,350,000	2,493,937	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Healthcare (continued)
CHS/Community Health Systems, Inc.	USD	8.000%	11/15/2019	1,376,000	$1,525,640
ConvaTec Healthcare E SA	USD	10.500%	12/15/2018	1,307,000	1,455,671	(1)
Emergency Medical Services Corp., Series WI	USD	8.125%	06/01/2019	1,865,000	2,044,506
Fresenius Medical Care US Finance II, Inc.	USD	5.875%	01/31/2022	1,921,000	2,117,903	(1)
HCA Holdings, Inc.	USD	7.750%	05/15/2021	859,000	949,195
HCA, Inc.:
	USD	7.500%	02/15/2022	970,000	1,117,925
	USD	5.875%	03/15/2022	1,746,000	1,885,680
Health Management Associates, Inc.	USD	7.375%	01/15/2020	1,797,000	1,972,208
HealthSouth Corp.	USD	8.125%	02/15/2020	1,928,000	2,125,620
Hologic, Inc.	USD	6.250%	08/01/2020	1,428,000	1,513,680	(1)
IASIS Healthcare LLC	USD	8.375%	05/15/2019	2,399,000	2,482,965
Kinetic Concepts, Inc.:
	USD	10.500%	11/01/2018	1,607,000	1,739,577	(1)
	USD	12.500%	11/01/2019	1,121,000	1,109,790	(1)
Prospect Medical Holdings, Inc.	USD	8.375%	05/01/2019	1,797,000	1,913,805	(1)
Radiation Therapy Services, Inc.	USD	9.875%	04/15/2017	1,810,000	1,140,300
Surgical Care Affiliates, Inc.:
	USD	8.875%	07/15/2015	782,000	801,550	(1)
	USD	10.000%	07/15/2017	1,054,000	1,096,160	(1)
United Surgical Partners International, Inc., Series WI	USD	9.000%	04/01/2020	2,187,000	2,471,310
Universal Hospital Services, Inc.	USD	7.625%	08/15/2020	1,279,000	1,371,728

					34,293,420

Home Builders - 0.42%
Lennar Corp.	USD	4.750%	11/15/2022	1,714,000	1,660,438	(1)

Home Furnishings - 0.32%
RSI Home Products, Inc.	USD	6.875%	03/01/2018	1,270,000	1,289,050	(1)

Industrial Other - 0.63%
Cleaver-Brooks, Inc.	USD	8.750%	12/15/2019	1,330,000	1,433,075	(1)
Park-Ohio Industries, Inc.	USD	8.125%	04/01/2021	994,000	1,076,005

					2,509,080

Leisure - 1.25%
AMC Entertainment, Inc.	USD	9.750%	12/01/2020	2,566,000	2,970,145
Cinemark USA, Inc.	USD	7.375%	06/15/2021	935,000	1,042,525
Regal Cinemas Corp.	USD	8.625%	07/15/2019	853,000	951,095

					4,963,765

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Life - 0.70%
Genworth Financial, Inc.	USD	7.625%	09/24/2021	2,347,000	$2,781,620

Lodging - 0.33%
Choice Hotels International, Inc.	USD	5.750%	07/01/2022	1,181,000	1,316,815

Media Cable - 6.68%
Cablevision Systems Corp.	USD	8.000%	04/15/2020	1,213,000	1,352,495
CCO Holdings LLC:
	USD	6.625%	01/31/2022	2,243,000	2,439,262
	USD	5.125%	02/15/2023	700,000	686,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.	USD	6.375%	09/15/2020	675,000	701,156	(1)
DISH DBS Corp.:
	USD	5.875%	07/15/2022	2,512,000	2,662,720
	USD	5.000%	03/15/2023	4,440,000	4,428,900	(1)
Mediacom LLC	USD	7.250%	02/15/2022	2,004,000	2,179,350
Nara Cable Funding Ltd.	USD	8.875%	12/01/2018	3,547,000	3,724,350	(1)
Starz LLC / Starz Finance Corp.	USD	5.000%	09/15/2019	883,000	907,283
Unitymedia KabelBW GmbH	EUR	9.500%	03/15/2021	1,205,000	1,799,099	(4)
UPC Holding BV:
	USD	9.875%	04/15/2018	1,292,000	1,453,500	(1)
	EUR	6.375%	09/15/2022	2,625,000	3,427,072	(1)
Virgin Media Finance PLC	USD	4.875%	02/15/2022	791,000	803,854

					26,565,041

Media Other - 4.71%
Allbritton Communications Co.	USD	8.000%	05/15/2018	1,786,000	1,948,972
AMC Networks, Inc.	USD	7.750%	07/15/2021	791,000	901,740
Bonten Media Acquisition Co.	USD	9.000%	06/01/2015	429,195	377,692	(1)(3)
Entravision Communications Corp.	USD	8.750%	08/01/2017	2,334,000	2,549,895
Gray Television, Inc.	USD	7.500%	10/01/2020	2,446,000	2,568,300
Interep National Radio Sales, Inc., Series B	USD	10.000%	07/01/2008	3,838	0	(2)
Local TV Finance LLC	USD	9.250%	06/15/2015	1,292,000	1,308,150	(1)
Nexstar Broadcasting, Inc.	USD	6.875%	11/15/2020	1,917,000	2,012,850	(1)
Radio One, Inc.	USD	12.500%	05/24/2016	2,546,627	2,572,093
Sinclair Television Group, Inc.	USD	6.125%	10/01/2022	1,753,000	1,880,093	(1)
Univision Communications, Inc.:
	USD	7.875%	11/01/2020	1,893,000	2,103,597	(1)
	USD	8.500%	05/15/2021	465,000	509,756	(1)

					18,733,138

Metals/Mining/Steel - 2.85%
APERAM	USD	7.750%	04/01/2018	1,770,000	1,756,725	(1)
Arch Coal, Inc.	USD	7.250%	06/15/2021	1,249,000	1,074,140

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Metals/Mining/Steel (continued)
Cloud Peak Energy Resources LLC	USD	8.500%	12/15/2019	1,368,000	$1,484,280
CONSOL Energy, Inc.	USD	8.250%	04/01/2020	2,227,000	2,466,402
Peabody Energy Corp., Series WI	USD	6.250%	11/15/2021	2,475,000	2,586,375
Taseko Mines Ltd.	USD	7.750%	04/15/2019	1,941,000	1,941,000

					11,308,922

Non Captive Finance - 1.56%
Ally Financial, Inc.	USD	8.000%	11/01/2031	1,440,000	1,807,200
CIT Group, Inc.	USD	5.250%	03/15/2018	2,088,000	2,255,040
International Lease Finance Corp.	USD	8.250%	12/15/2020	1,736,000	2,130,940

					6,193,180

Paper/Forest Products - 2.76%
Ainsworth Lumber Co. Ltd.	USD	7.500%	12/15/2017	1,972,000	2,132,225	(1)
Cascades, Inc.:
	USD	7.750%	12/15/2017	1,392,000	1,479,000
	USD	7.875%	01/15/2020	1,113,000	1,196,475
Louisiana-Pacific Corp.	USD	7.500%	06/01/2020	2,374,000	2,706,360
Mercer International, Inc.	USD	9.500%	12/01/2017	1,547,000	1,686,230
NewPage Corp.	USD	11.375%	12/31/2014	1,122,675	426,617	(2)
Xerium Technologies, Inc.	USD	8.875%	06/15/2018	1,412,000	1,355,520

					10,982,427

Publishing/Printing - 0.56%
Baker & Taylor Acquisitions Corp.	USD	15.000%	04/01/2017	1,030,000	772,500	(1)
IDEARC, Inc.	USD	8.000%	11/15/2016	1,265,000	0	(2)
Quebecor Media, Inc.	USD	5.750%	01/15/2023	1,404,000	1,442,610	(1)

					2,215,110

Restaurants - 0.56%
Landry’s, Inc.	USD	9.375%	05/01/2020	2,068,000	2,228,270	(1)

Retail Food/Drug - 0.84%
Albertsons, Inc.:
	USD	8.700%	05/01/2030	577,000	439,962
	USD	8.000%	05/01/2031	1,193,000	876,855
American Stores Co.:
	USD	7.900%	05/01/2017	437,000	504,735
	USD	8.000%	06/01/2026	1,165,000	1,502,850

					3,324,402

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Retail Non Food/Drug - 2.58%
Claire’s Stores, Inc.:
	USD	9.250%	06/01/2015	437,000	$432,630
	USD	9.625%	06/01/2015	762,282	758,471	(3)
	USD	8.875%	03/15/2019	914,000	919,712
Express LLC	USD	8.750%	03/01/2018	1,782,000	1,955,745
GRD Holdings III Corp.	USD	10.750%	06/01/2019	1,050,000	1,102,500	(1)
Limited Brands, Inc.:
	USD	6.950%	03/01/2033	1,145,000	1,173,625
	USD	7.600%	07/15/2037	1,113,000	1,185,345
Petco Holdings, Inc.	USD	8.500%	10/15/2017	1,021,000	1,056,735	(1)(3)
RadioShack Corp.	USD	6.750%	05/15/2019	2,247,000	1,659,971

					10,244,734

Satellite - 0.53%
Intelsat Jackson Holdings SA	USD	7.250%	04/01/2019	1,956,000	2,107,590

Services Other - 2.37%
Brickman Group Holdings, Inc.	USD	9.125%	11/01/2018	1,865,000	2,014,200	(1)
Nuance Communications, Inc.	USD	5.375%	08/15/2020	1,074,000	1,092,795	(1)
ServiceMaster Co.:
	USD	8.000%	02/15/2020	1,121,000	1,193,865
	USD	7.000%	08/15/2020	1,611,000	1,647,247	(1)
	USD	7.450%	08/15/2027	258,000	216,075
Trans Union LLC	USD	11.375%	06/15/2018	1,532,000	1,773,290
TransUnion Holding Co., Inc.:
	USD	8.125%	06/15/2018	776,000	816,740	(1)(3)
	USD	9.625%	06/15/2018	616,000	659,890

					9,414,102

Technology - 4.46%
Amkor Technology, Inc.	USD	6.375%	10/01/2022	1,043,000	1,036,481
CommScope, Inc.	USD	8.250%	01/15/2019	2,127,000	2,318,430	(1)
CyrusOne LP / CyrusOne Finance Corp.	USD	6.375%	11/15/2022	2,099,000	2,219,692	(1)
First Data Corp.:
	USD	7.375%	06/15/2019	1,917,000	2,024,831	(1)
	USD	12.625%	01/15/2021	1,869,000	2,002,167
iGATE Corp.	USD	9.000%	05/01/2016	1,750,000	1,914,063
Infor US, Inc.	USD	11.500%	07/15/2018	2,339,000	2,748,325
NCR Corp.	USD	5.000%	07/15/2022	1,852,000	1,852,000	(1)
SSI Investments II	USD	11.125%	06/01/2018	1,440,000	1,621,800

					17,737,789

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Textile/Apparel - 1.29%
Burlington Holdings LLC / Burlington Holding Finance, Inc.	USD	9.000%	02/15/2018	925,000	$925,000	(1)(3)
Levi Strauss & Co.:
	USD	7.625%	05/15/2020	833,000	912,135
	USD	6.875%	05/01/2022	676,000	737,685
Quiksilver, Inc.	USD	6.875%	04/15/2015	2,533,000	2,545,665

					5,120,485

Wireless - 4.57%
Cricket Communications, Inc.	USD	7.750%	10/15/2020	2,275,000	2,331,875
Crown Castle International Corp.	USD	5.250%	01/15/2023	1,056,000	1,086,360	(1)
Level 3 Financing, Inc.	USD	7.000%	06/01/2020	1,980,000	2,086,425	(1)
Matterhorn Midco & Cy S.C.A.	EUR	7.750%	02/15/2020	519,000	701,297	(1)
Matterhorn Mobile Holdings SA	EUR	8.250%	02/15/2020	748,000	1,066,883	(4)
NII International Telecom Sarl	USD	11.375%	08/15/2019	1,170,000	1,222,650	(1)
Sprint Capital Corp.	USD	8.750%	03/15/2032	4,094,000	4,830,920
Wind Acquisition Finance SA:
	USD	12.250%	07/15/2017	2,995,677	3,145,461	(1)(3)
	USD	7.250%	02/15/2018	1,624,000	1,680,840	(1)

					18,152,711

Wirelines - 4.31%
CenturyLink, Inc.:
Series T	USD	5.800%	03/15/2022	1,870,000	1,905,068
Series U	USD	7.650%	03/15/2042	1,659,000	1,624,344
Cincinnati Bell, Inc.:
	USD	8.750%	03/15/2018	1,666,000	1,711,815
	USD	8.375%	10/15/2020	2,065,000	2,183,737
Citizens Communications Co.	USD	9.000%	08/15/2031	4,647,000	4,809,645
Syniverse Holdings, Inc.	USD	9.125%	01/15/2019	1,006,000	1,101,570
Windstream Corp.	USD	7.500%	04/01/2023	3,631,000	3,812,550

					17,148,729

TOTAL CORPORATE BONDS					375,896,210

(Cost $353,805,306)

CONVERTIBLE CORPORATE BONDS - 0.88%

Airlines - 0.03%
AirTran Holdings, Inc.	USD	5.250%	11/01/2016	87,000	119,244

Automotive - 0.10%
TRW Automotive, Inc.	USD	3.500%	12/01/2015	202,000	416,373

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Drillers/Services - 0.15%
Hornbeck Offshore Services, Inc.	USD	1.500%	09/01/2019	77,000	$85,229	(1)
Newpark Resources, Inc.	USD	4.000%	10/01/2017	130,000	147,550
Subsea 7 SA, Series ACY	USD	2.250%	10/11/2013	300,000	343,800

					576,579

Exploration & Production - 0.04%
Stone Energy Corp.	USD	1.750%	03/01/2017	162,000	147,015	(1)

Food & Beverage - 0.04%
Smithfield Foods, Inc.	USD	4.000%	06/30/2013	34,000	35,721
Tyson Foods, Inc.	USD	3.250%	10/15/2013	87,000	118,755

					154,476

Healthcare - 0.04%
Dendreon Corp.	USD	2.875%	01/15/2016	187,000	155,210

Industrial Other - 0.07%
Altra Holdings, Inc.	USD	2.750%	03/01/2031	235,000	269,516

Lodging - 0.01%
Home Inns & Hotels Management, Inc.	USD	2.000%	12/15/2015	45,000	40,359

Metals/Mining/Steel - 0.04%
RTI International Metals, Inc.	USD	3.000%	12/01/2015	133,000	150,041
Silver Standard Resources, Inc.	USD	2.875%	02/01/2033	16,000	14,190	(1)

					164,231

Railroads - 0.06%
Greenbrier Cos., Inc.	USD	3.500%	04/01/2018	237,000	231,371

Retail Non Food/Drug - 0.00%(5)
RadioShack Corp.	USD	2.500%	08/01/2013	11,000	10,587	(1)

Technology - 0.30%
Alcatel-Lucent, Series ALU	EUR	5.000%	01/01/2015	2,000,000	84,709
Alcatel-Lucent USA, Inc., Series A	USD	2.875%	06/15/2023	262,000	250,210
Callidus Software, Inc.	USD	4.750%	06/01/2016	157,000	151,603
Ciena Corp.	USD	4.000%	03/15/2015	60,000	66,825	(1)
Comtech Telecommunications Corp.	USD	3.000%	05/01/2029	12,000	12,480
Intel Corp.	USD	2.950%	12/15/2035	100,000	104,063
Micron Technology, Inc.:
	USD	1.875%	06/01/2027	97,000	97,546
Series A	USD	1.500%	08/01/2031	113,000	119,497

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Technology (continued)
NetApp, Inc.	USD	1.750%	06/01/2013	56,000	$61,530
ON Semiconductor Corp.	USD	2.625%	12/15/2026	42,000	43,365
Symantec Corp., Series B	USD	1.000%	06/15/2013	55,000	67,719
WebMD Health Corp.	USD	2.500%	01/31/2018	161,000	145,604

					1,205,151

TOTAL CONVERTIBLE CORPORATE BONDS					3,490,112

(Cost $3,594,472)

BANK LOANS - 1.95%(6)

Electric - 0.80%
Texas Competitive Electric Holdings Co. LLC - 2017 Term Loan	USD	4.740%	12/10/2012	4,652,609	3,166,268

Gaming - 0.58%
Caesars Entertainment Operating Co., Inc. - Term B-6 Loan	USD	5.494%	12/27/2012	2,500,000	2,314,488

Retail Food/Drug - 0.20%
Supervalue, Inc.	USD	5.750%	01/10/2019	775,000	786,786

Technology - 0.37%
Alcatel-Lucent	USD	6.549%	01/30/2019	1,450,000	1,469,711

TOTAL BANK LOANS					7,737,253

(Cost $8,091,310)

COMMON STOCKS - 0.03%

Chemicals - 0.00%(5)
LyondellBasell Industries NV				340	19,931

Publishing - 0.03%
Tribune Co.				2,226	117,978

Transportation Non Air/Rail - 0.00%(5)
General Maritime				1,887	19

TOTAL COMMON STOCKS					137,928

(Cost $92,354)

PREFERRED STOCKS - 0.12%

Exploration & Production - 0.12%
Apache Corp.		6.000%	08/01/2013	2,802	120,990

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Exploration & Production (continued)
SandRidge Energy, Inc.		8.500%	12/31/2049	3,701	$358,664
					479,654

Metals/Mining/Steel - 0.00%(5)
Molycorp, Inc.		5.500%	03/01/2014	540	12,501

TOTAL PREFERRED STOCKS					492,155

(Cost $577,352)

WARRANTS - 0.01%(7)

Media Other - 0.01%
Cumulus Media, Inc. expires 09/21/2031, strike price $0.010				12,989	42,214

Publishing/Printing - 0.00%
Readers Digest expires 02/19/2014, strike price $0.010				1,498	0

Transportation Non Air/Rail - 0.00%
General Maritime expires 05/17/2017, strike price $0.010				2,919	0

TOTAL WARRANTS					42,214

(Cost $490,671)

SHORT TERM INVESTMENTS - 1.96%

Money Market Mutual Funds - 1.96%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (7-Day Yield)	USD	0.08785%	N/A	7,786,612	7,786,612

TOTAL SHORT TERM INVESTMENTS					7,786,612

(Cost $7,786,612)

Total Investments - 99.52%					395,582,484
(Cost $374,438,077)
Other Assets in Excess of Liabilities - 0.48%					1,913,381

Net Assets - 100.00%					$397,495,865

* The contract/principal amounts of each security is stated in the currency in which the security is denominated. See below.

EUR	-	Euro Currency
GBP	-	Great British Pound
USD	-	United States Dollar

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $125,416,543, which represents approximately 31.55% of net assets as of February 28, 2013.

(2)	Security is currently in default/non-income producing.
(3)	Pay-in-kind securities.
(4)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2013, the aggregate market value of those securities was $8,284,794, which represents approximately 2.08% of net assets.

(5)	Amount represents less than 0.005% of net assets.
(6)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2013. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(7)	Non-income producing security.

Common Abbreviations:
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
S.C.A.	-	Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Contract Description	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	EUR	64,600	Sale	03/15/13	$84,348	$1,619
JPMorgan Chase & Co.	EUR	10,633,800	Sale	03/15/13	13,884,511	266,525
JPMorgan Chase & Co.	EUR	65,200	Sale	04/15/13	85,153	184
JPMorgan Chase & Co.	EUR	10,613,900	Sale	04/15/13	13,861,985	30,018
JPMorgan Chase & Co.	GBP	346,901	Sale	03/15/13	526,222	12,318
JPMorgan Chase & Co.	GBP	357,500	Sale	04/15/13	542,210	804

						$311,468

JPMorgan Chase & Co.	EUR	10,611,639	Purchase	03/15/13	$13,855,576	$(30,815)
JPMorgan Chase & Co.	EUR	64,600	Purchase	03/15/13	84,348	(188)
JPMorgan Chase & Co.	EUR	22,161	Purchase	03/15/13	28,936	(1,141)
JPMorgan Chase & Co.	GBP	346,901	Purchase	03/15/13	526,222	(790)

						$(32,934)

*The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Schedule of Investments

Stone Harbor Local Markets Fund	Statement of Investments
February 28, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 55.52%

Brazil - 2.32%
Nota Do Tesouro Nacional:
	BRL	6.000%	05/15/2015	40,781,655	$21,980,965
	BRL	10.000%	01/01/2017	150,000	78,082
	BRL	6.000%	08/15/2020	33,997,635	19,688,388
	BRL	10.000%	01/01/2023	4,650,000	2,425,330
Nota Do Tesouro Nacional - Series B	BRL	6.000%	08/15/2022	18,582,540	11,003,052

					55,175,817

Chile - 0.09%
Republic of Chile	CLP	5.500%	08/05/2020	890,000,000	2,066,978

Colombia - 2.70%
Bogota Distrio Capital	COP	9.750%	07/26/2028	42,957,000,000	34,766,374	(1)
Republic of Colombia:
	COP	12.000%	10/22/2015	14,340,000,000	9,520,555
	COP	7.750%	04/14/2021	22,433,000,000	15,683,434
	COP	9.850%	06/28/2027	4,692,000,000	4,033,469

					64,003,832

Hungary - 2.57%
Hungarian Government:
	HUF	7.500%	10/24/2013	700,100,000	3,139,006
	HUF	5.500%	02/12/2014	2,531,890,000	11,250,544
	HUF	6.750%	08/22/2014	414,880,000	1,880,333
	HUF	8.000%	02/12/2015	4,238,700,000	19,786,009
	HUF	7.750%	08/24/2015	4,399,350,000	20,639,516
	HUF	6.750%	02/24/2017	358,100,000	1,657,960
	HUF	6.750%	11/24/2017	596,300,000	2,770,901

					61,124,269

Indonesia - 0.93%
Indonesia Government:
	IDR	5.250%	05/15/2018	12,700,000,000	1,344,451
	IDR	7.000%	05/15/2022	66,500,000,000	7,776,168
	IDR	5.625%	05/15/2023	109,600,000,000	11,613,845

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Indonesia (continued)
Indonesia Government (continued)
	IDR	6.125%	05/15/2028	13,100,000,000	$1,373,917

					22,108,381

Malaysia - 4.71%
Malaysian Government:
	MYR	5.094%	04/30/2014	25,000,000	8,291,943
	MYR	3.434%	08/15/2014	18,350,000	5,981,785
	MYR	3.835%	08/12/2015	8,650,000	2,855,018
	MYR	3.197%	10/15/2015	75,870,000	24,643,941
	MYR	3.172%	07/15/2016	46,500,000	15,100,275
	MYR	3.314%	10/31/2017	98,720,000	32,078,809
	MYR	4.160%	07/15/2021	17,550,000	5,961,492
	MYR	3.418%	08/15/2022	40,980,000	13,210,928
	MYR	4.392%	04/15/2026	10,350,000	3,600,146

					111,724,337

Mexico - 11.13%
Mexican Bonos:
	MXN	7.000%	06/19/2014	72,306,000	5,862,669
	MXN	6.000%	06/18/2015	247,400,000	20,088,892
	MXN	8.000%	12/17/2015	13,441,000	1,151,875
	MXN	6.250%	06/16/2016	119,910,000	9,895,864
	MXN	5.000%	06/15/2017	87,175,000	6,923,364
	MXN	7.750%	12/14/2017	93,170,000	8,271,324
	MXN	8.000%	06/11/2020	459,524,000	43,022,380
	MXN	6.500%	06/10/2021	483,349,000	41,838,385
	MXN	6.500%	06/09/2022	554,645,000	48,099,270
	MXN	8.500%	05/31/2029	62,000,000	6,337,483
	MXN	7.750%	05/29/2031	35,520,000	3,395,133
Mexican Udibonos:
	MXN	3.500%	12/14/2017	3,737,277	324,878
	MXN	4.000%	06/13/2019	25,128,272	2,304,276
	MXN	2.500%	12/10/2020	764,720,677	65,124,507
	MXN	2.000%	06/09/2022	19,723,972	1,612,912

					264,253,212

Poland - 4.62%
Republic of Poland:
	PLN	5.000%	10/24/2013	33,240,000	10,571,370
	PLN	0.000%	01/25/2014	49,000,000	14,970,508	(2)
	PLN	5.750%	04/25/2014	42,090,000	13,587,974
	PLN	0.000%	07/25/2014	50,710,000	15,247,156	(2)
	PLN	5.500%	04/25/2015	52,740,000	17,292,552
	PLN	6.250%	10/24/2015	5,580,000	1,876,919

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Poland (continued)
Republic of Poland (continued)
	PLN	3.000%	08/24/2016	108,687,886	$36,252,671

					109,799,150

Romania - 0.13%
Romania Government:
	RON	6.000%	10/19/2013	9,870,000	2,963,233
	RON	5.850%	07/28/2014	70,000	21,089

					2,984,322

Russia - 8.14%
Russian Federation:
	RUB	7.100%	03/13/2014	866,790,000	28,763,803
	RUB	7.000%	06/03/2015	1,216,270,000	40,611,143
	RUB	6.880%	07/15/2015	128,600,000	4,289,745
	RUB	7.350%	01/20/2016	100,000,000	3,387,949
	RUB	7.400%	06/14/2017	304,200,000	10,420,325
	RUB	7.850%	03/10/2018	60,000,000	2,115,020	(3)
	RUB	7.850%	03/10/2018	275,000,000	9,693,845	(1)
	RUB	7.500%	03/15/2018	455,100,000	15,789,912
	RUB	7.500%	02/27/2019	417,800,000	14,454,860
	RUB	7.600%	04/14/2021	1,737,100,000	60,354,558
	RUB	7.600%	07/20/2022	99,000,000	3,441,315

					193,322,475

South Africa - 9.60%
Republic of South Africa:
	ZAR	13.500%	09/15/2015	246,395,000	32,585,971
	ZAR	8.250%	09/15/2017	51,710,000	6,298,668
	ZAR	8.000%	12/21/2018	422,025,000	51,256,192
	ZAR	7.250%	01/15/2020	27,990,000	3,269,942
	ZAR	6.750%	03/31/2021	1,025,560,000	116,286,506
	ZAR	10.500%	12/21/2026	129,850,000	18,390,657

					228,087,936

Thailand - 3.76%
Thailand Government:
	THB	3.250%	06/16/2017	1,329,370,000	44,997,036
	THB	2.800%	10/10/2017	324,480,000	10,756,289
	THB	3.875%	06/13/2019	4,775,000	165,746
	THB	1.200%	07/14/2021	735,180,633	25,298,925
	THB	3.650%	12/17/2021	240,690,000	8,178,579

					89,396,575

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Turkey - 4.82%
Republic of Turkey:
	TRY	9.000%	03/05/2014	1,830,000	$1,052,007
	TRY	7.500%	09/24/2014	17,028,000	9,737,363
	TRY	4.500%	02/11/2015	70,352,693	43,074,545
	TRY	4.000%	04/29/2015	43,575,529	26,534,320
	TRY	10.000%	06/17/2015	8,960,000	5,439,208
	TRY	9.000%	01/27/2016	41,530,000	25,014,733
	TRY	9.000%	03/08/2017	5,940,000	3,649,657

					114,501,833

TOTAL SOVEREIGN DEBT OBLIGATIONS					1,318,549,117

(Cost $1,292,445,412)

CORPORATE BONDS - 3.21%
Colombia - 0.46%
Emgesa SA ESP:
	COP	8.750%	01/25/2021	636,000,000	417,918	(3)
	COP	8.750%	01/25/2021	10,543,000,000	6,927,842	(1)
Empresas Publicas de Medellin ESP:
	COP	8.375%	02/01/2021	802,000,000	515,714	(3)
	COP	8.375%	02/01/2021	3,450,000,000	2,218,469	(1)
International Bank for Reconstruction & Development	COP	8.000%	03/02/2020	1,050,000,000	712,224

					10,792,167

Indonesia - 1.59%
European Bank for Reconstruction & Development	IDR	7.200%	06/08/2016	39,000,000,000	4,376,830
European Investment Bank	IDR	6.000%	04/22/2014	11,000,000,000	1,143,996
Inter-American Development Bank:
	IDR	6.500%	03/10/2014	15,000,000,000	1,578,310
	IDR	6.500%	06/04/2014	16,000,000,000	1,690,319
	IDR	0.000%	08/20/2015	314,250,000,000	29,064,101	(2)

					37,853,556

Mexico - 0.36%
European Bank for Reconstruction & Development	MXN	7.300%	05/23/2013	8,500,000	670,285
Petroleos Mexicanos	MXN	7.650%	11/24/2021	94,160,000	7,910,375	(3)

					8,580,660

Counterparty	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
South Africa - 0.80%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,650,000	$524,188
European Investment Bank:
	ZAR	8.000%	10/21/2013	3,810,000	429,906
	ZAR	9.000%	12/21/2018	139,000,000	17,534,980
	ZAR	0.000%	12/31/2018	5,280,000	409,026	(2)

					18,898,100

TOTAL CORPORATE BONDS					76,124,483

(Cost $76,401,661)

CREDIT LINKED NOTES - 15.75%
Brazil - 7.75%
Nota Do Tesouro Nacional:
Barclays Bank PLC	BRL	6.000%	05/15/2015	3,419,468	1,843,064
Barclays Bank PLC	BRL	6.000%	05/15/2015	4,050,612	2,181,548
JPMorgan Chase & Co.	BRL	6.000%	05/15/2015	4,274,335	2,303,830
Barclays Bank PLC	BRL	6.000%	05/15/2015	27,985,646	15,084,025
JPMorgan Chase & Co.	BRL	6.000%	05/15/2015	43,890,672	23,656,698
Barclays Bank PLC	BRL	6.000%	08/15/2016	10,976,796	6,011,423
Barclays Bank PLC	BRL	10.000%	01/01/2017	4,350,000	2,264,391
JPMorgan Chase & Co.	BRL	6.000%	08/15/2020	18,598,812	10,770,768
Citigroup Global Markets	BRL	10.000%	01/01/2021	2,600,000	1,355,611
JPMorgan Chase & Co.	BRL	10.000%	01/01/2021	4,470,000	2,330,608
Citigroup Global Markets	BRL	10.000%	01/01/2021	5,400,000	2,815,499
Barclays Bank PLC	BRL	10.000%	01/01/2021	6,800,000	3,545,443
JPMorgan Chase & Co.	BRL	10.000%	01/01/2021	18,240,000	9,510,130
Citigroup Global Markets	BRL	10.000%	01/01/2021	24,000,000	12,513,329
Barclays Bank PLC	BRL	10.000%	01/01/2021	108,460,000	56,549,820
JPMorgan Chase & Co.	BRL	10.000%	01/01/2023	10,830,000	5,648,671
Barclays Bank PLC	BRL	10.000%	01/01/2023	49,240,000	25,682,415

					184,067,273

Colombia - 1.34%
Titulos de Tesoreria - Series B:
Citigroup Global Markets	COP	7.000%	02/25/2015	10,635,627,600	6,508,124
Citigroup Global Markets	COP	7.250%	06/15/2016	2,200,000,000	1,323,186
Citigroup Global Markets	COP	7.250%	06/15/2016	10,000,000,000	6,014,483
Citigroup Global Markets	COP	4.250%	05/17/2017	6,340,470,300	3,863,401
Citigroup Global Markets	COP	11.000%	07/24/2020	2,800,000,000	2,133,500
Citigroup Global Markets	COP	11.000%	07/24/2020	4,570,000,000	3,482,176
Citigroup Global Markets	COP	11.000%	07/24/2020	6,578,000,000	5,012,200
Citigroup Global Markets	COP	11.000%	07/27/2020	4,500,000,000	3,428,839

					31,765,909

Indonesia - 6.66%
Republic of Indonesia:
JPMorgan Chase & Co.	IDR	5.250%	05/15/2018	155,400,000,000	16,450,996

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Indonesia (continued)
Republic of Indonesia (continued)
	Deutsche Bank AG London	IDR	12.800%	06/15/2021	3,000,000,000	$469,336
	JPMorgan Chase & Co.	IDR	8.250%	07/15/2021	90,200,000,000	11,259,249
	Deutsche Bank AG London	IDR	8.250%	07/15/2021	144,100,000,000	17,975,109
	JPMorgan Chase & Co.	IDR	7.000%	05/15/2022	126,300,000,000	14,768,873
	Deutsche Bank AG London	IDR	7.000%	05/15/2022	248,900,000,000	29,160,205
	Deutsche Bank AG London	IDR	5.625%	05/15/2023	33,500,000,000	3,579,042
	JPMorgan Chase & Co.	IDR	5.625%	05/15/2023	118,700,000,000	12,578,133
	HSBC Bank	IDR	11.000%	09/15/2025	51,100,000,000	7,646,360
	HSBC Bank	IDR	11.000%	09/15/2025	62,500,000,000	9,352,202
	Deutsche Bank AG London	IDR	11.000%	09/17/2025	33,600,000,000	5,017,313
	JPMorgan Chase & Co.	IDR	8.250%	06/15/2032	44,400,000,000	5,570,963
	Deutsche Bank AG London	IDR	8.250%	06/15/2032	193,700,000,000	24,350,055

						158,177,836

TOTAL CREDIT LINKED NOTES						374,011,018

(Cost $367,931,623)

SHORT TERM INVESTMENTS - 10.76%

Government - 0.80%
Nigeria Treasury Bills:
		NGN	0.000%	05/16/2013	373,000,000	2,304,062	(2)
		NGN	0.000%	12/19/2013	505,000,000	2,948,419	(2)
		NGN	0.000%	01/09/2014	946,000,000	5,494,744	(2)
		NGN	0.000%	01/23/2014	1,450,000,000	8,381,069	(2)

						19,128,294

Money Market Mutual Funds - 9.96%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (7-Day Yield)		USD	0.08785%	N/A	236,480,300	236,480,300

TOTAL SHORT TERM INVESTMENTS						255,608,594

(Cost $255,500,041)

Total Investments - 85.24%						2,024,293,212
(Cost $1,992,278,737)
Other Assets In Excess of Liabilities - 14.76%						350,537,715

Net Assets - 100.00%						$2,374,830,927

*	The contract/principal amounts of each security is stated in the currency in which the security is denominated. See below.

BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PLN	-	Polish Zloty
RON	-	Romanian Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2013, the aggregate market value of those securities was $53,606,530, which represents approximately 2.26% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,959,027, which represents approximately 0.46% of net assets as of February 28, 2013.

Common Abbreviations:
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
SA	-	Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Contract Description	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets	BRL	235,198,812	Purchase	03/04/13	$118,773,568	$3,901,231
Citigroup Global Markets	BRL	23,369,746	Sale	03/04/13	11,801,540	56,460
Citigroup Global Markets	BRL	114,526,997	Sale	03/04/13	57,835,241	270,795
Citigroup Global Markets	BRL	76,892,400	Sale	03/04/13	38,830,063	169,937
Citigroup Global Markets	BRL	8,932,342	Purchase	04/02/13	4,494,418	2,418
Citigroup Global Markets	COP	20,203,776,005	Sale	03/08/13	11,137,227	112,092
JPMorgan Chase & Co.	MYR	432,508,858	Purchase	03/11/13	139,839,188	374,188
Goldman Sachs	PLN	299,060,433	Purchase	03/11/13	94,027,100	70,100
Citigroup Global Markets	RON	7,468,680	Purchase	03/19/13	2,231,409	51,409
Citigroup Global Markets	RON	7,468,680	Sale	03/19/13	2,231,409	32,857
Citigroup Global Markets	RUB	544,537,075	Sale	03/19/13	17,717,880	277,397
Citigroup Global Markets	RUB	489,243,915	Purchase	03/19/13	15,918,778	273,807

Counterparty	Contract Description	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	RUB	742,794,150	Sale	04/24/13	$24,011,235	$418,765
JPMorgan Chase & Co.	RUB	36,726,375	Sale	04/24/13	1,187,201	2,799
JPMorgan Chase & Co.	THB	1,472,820,905	Purchase	03/11/13	49,471,830	122,830
Goldman Sachs	TRY	171,017,056	Purchase	03/11/13	94,936,497	271,497
						$6,408,582

Citigroup Global Markets	BRL	23,188,788	Sale	03/04/13	$11,710,157	$(329,157)

Citigroup Global Markets	BRL	2,779,119	Purchase	03/04/13	1,403,433	(19,567)
Citigroup Global Markets	BRL	114,526,997	Purchase	04/02/13	57,625,676	(312,805)
JPMorgan Chase & Co.	MYR	14,220,108	Purchase	03/11/13	4,597,659	(1,341)
Citigroup Global Markets	RON	27,658,536	Purchase	04/25/13	8,226,117	(82,245)
Citigroup Global Markets	RUB	55,293,160	Purchase	03/19/13	1,799,102	(8,898)
JPMorgan Chase & Co.	RUB	51,426,000	Purchase	04/24/13	1,662,374	(18,324)
JPMorgan Chase & Co.	RUB	2,377,297,631	Purchase	04/24/13	76,847,470	(864,851)
JPMorgan Chase & Co.	RUB	544,537,075	Purchase	04/24/13	17,602,464	(291,104)

						$(1,928,292)

*The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Schedule of Investments

Stone Harbor Emerging Markets Corporate Debt Fund	Statement of Investments
February 28, 2013 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 94.98%

Argentina - 0.95%
Alto Palermo SA	USD	7.875%	05/11/2017	258,000	$233,490	(1)
Capex SA	USD	10.000%	03/10/2018	400,000	298,000	(2)
Empresa Distribuidora Y Comercializadora Norte	USD	9.750%	10/25/2022	256,000	124,800	(1)

					656,290

Brazil - 15.42%
Banco do Brasil SA:
	USD	3.875%	10/10/2022	423,000	416,126
	USD	6.250%	12/31/2049	868,000	866,915	(2)(3)
BM&FBovespa SA	USD	5.500%	07/16/2020	450,000	507,375	(1)
BR Malls International Finance Ltd.:
	USD	8.500%	01/21/2049	300,000	328,890	(1)
	USD	8.500%	01/21/2049	346,000	379,320	(2)
BR Properties SA	USD	9.000%	10/07/2049	200,000	221,500	(1)
Braskem Finance Ltd.	USD	7.375%	10/29/2049	200,000	206,800	(2)
Caixa Economica Federal:
	USD	2.375%	11/06/2017	500,000	491,875	(2)
	USD	3.500%	11/07/2022	288,000	281,520	(2)
ESAL GmbH	USD	6.250%	02/05/2023	528,000	525,360	(2)
General Shopping Finance Ltd.	USD	10.000%	11/09/2015	204,000	205,020	(2)
Globo Comunicacao e Participacoes SA	USD	6.250%	07/20/2049	200,000	216,000	(1)(4)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	228,000	239,400	(2)
Minerva Luxembourg SA	USD	7.750%	01/31/2023	705,000	757,875	(2)
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	712,500	790,875	(1)
Odebrecht Finance Ltd.	USD	5.125%	06/26/2022	510,000	545,700	(2)
OGX Austria GmbH	USD	8.500%	06/01/2018	453,000	407,700	(2)
Petrobras International Finance Co.	USD	5.375%	01/27/2021	267,000	292,169
QGOG Atlantic / Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	570,339	591,727	(2)
Samarco Mineracao SA	USD	4.125%	11/01/2022	1,168,000	1,144,640	(2)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	380,000	401,850	(2)
Telemar Norte Leste SA	USD	5.500%	10/23/2020	223,000	232,477	(1)
Tonon Bioenergia SA	USD	9.250%	01/24/2020	400,000	405,000	(2)
Votorantim Cimentos SA	USD	7.250%	04/05/2041	200,000	225,000	(2)

					10,681,114

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Chile - 3.30%
Cencosud SA:
	USD	5.500%	01/20/2021	600,000	$638,250	(2)
	USD	4.875%	01/20/2023	419,000	422,142	(2)
CFR International SpA	USD	5.125%	12/06/2022	650,000	676,000	(2)
Telefonica Chile SA	USD	3.875%	10/12/2022	553,000	546,088	(2)

					2,282,480

China - 4.11%
China Liansu Group Holdings Ltd.	USD	7.875%	05/13/2016	200,000	211,500	(2)
China Overseas Finance Cayman IV Ltd.	USD	4.875%	02/15/2017	200,000	219,780
Country Garden Holdings Co. Ltd.	USD	7.500%	01/10/2023	444,000	462,870	(2)
Mega Advance Investments Ltd.	USD	5.000%	05/12/2021	505,000	573,732	(2)
MIE Holdings Corp.	USD	9.750%	05/12/2016	249,000	272,655	(2)
Tencent Holdings Ltd.:
	USD	4.625%	12/12/2016	200,000	218,476	(2)
	USD	3.375%	03/05/2018	600,000	621,900	(2)
Texhong Textile Group Ltd.	USD	7.625%	01/19/2016	250,000	265,000	(1)

					2,845,913

Colombia - 3.74%
Bancolombia SA	USD	5.125%	09/11/2022	657,000	668,497
Empresa de Energia de Bogota SA	USD	6.125%	11/10/2021	400,000	449,000	(2)
Grupo Aval Ltd.:
	USD	5.250%	02/01/2017	200,000	216,500	(2)
	USD	4.750%	09/26/2022	366,000	367,830	(2)
Gruposura Finance	USD	5.700%	05/18/2021	397,000	442,655	(2)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	400,000	443,000	(2)

					2,587,482

Dominican Republic - 0.20%
Cap Cana SA:
	USD	10.000%	04/30/2016	500,000	90,000	(1)(5)(6)(7)
	USD	10.000%	04/30/2016	509,432	50,943	(1)(5)(6)(7)

					140,943

Hong Kong - 5.16%
Hutchison Whampoa International 09 Ltd.	USD	7.625%	04/09/2019	102,000	130,612	(2)
Hutchison Whampoa International 10 Ltd.	USD	6.000%	10/28/2049	400,000	426,500	(1)(3)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	200,000	219,732	(2)
Hutchison Whampoa International 12 II Ltd.:
	USD	2.000%	11/08/2017	750,000	758,662	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Hong Kong (continued)
Hutchison Whampoa International 12 II Ltd. (continued)
	USD	3.250%	11/08/2022	750,000	$744,938	(2)
PCCW-HKT Capital No. 4 Ltd.	USD	4.250%	02/24/2016	700,000	747,495
Swire Pacific MTN Financing Ltd.	USD	4.500%	02/28/2022	500,000	547,050

					3,574,989

India - 2.51%
ICICI Bank Ltd.:
	USD	4.700%	02/21/2018	208,000	223,291	(1)
	USD	5.750%	11/16/2020	400,000	442,140	(1)
Reliance Holdings USA, Inc.	USD	5.400%	02/14/2022	500,000	562,900	(2)
Vedanta Resources PLC	USD	8.250%	06/07/2021	445,000	507,300	(2)

					1,735,631

Indonesia - 4.26%
Berau Capital Resources Pte Ltd.	USD	12.500%	07/08/2015	200,000	217,500	(1)
Berau Coal Energy Tbk PT	USD	7.250%	03/13/2017	700,000	721,000	(1)
BLT Finance BV	USD	7.500%	05/15/2014	100,000	11,500	(1)(5)
Indo Energy Finance II BV	USD	6.375%	01/24/2023	637,000	663,276	(2)
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	400,000	453,000	(1)
Listrindo Capital BV	USD	6.950%	02/21/2019	200,000	223,000	(2)
PT Adaro Indonesia	USD	7.625%	10/22/2019	601,000	661,100	(1)

					2,950,376

Jamaica - 1.75%
Digicel Group Ltd.:
	USD	10.500%	04/15/2018	900,000	996,750	(1)
	USD	8.250%	09/30/2020	200,000	216,100	(2)

					1,212,850

Kazakhstan - 1.07%
Zhaikmunai LP Via Zhaikmunai International BV	USD	7.125%	11/13/2019	700,000	742,000	(2)

Macao - 0.91%
MCE Finance Ltd.	USD	5.000%	02/15/2021	623,000	627,672	(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico - 6.01%
America Movil SAB de CV	USD	3.125%	07/16/2022	600,000	$597,735
Cemex Finance LLC	USD	9.375%	10/12/2022	288,000	336,827	(2)
Cemex SAB de CV	USD	9.500%	06/15/2018	1,000,000	1,157,500	(2)
Geo Maquinaria	USD	9.625%	05/02/2021	632,938	579,138	(2)
Grupo Bimbo SAB de CV	USD	4.875%	06/30/2020	202,000	227,048	(2)
Grupo Televisa SAB	USD	6.000%	05/12/2018	200,000	236,005
Mexichem SAB de CV	USD	4.875%	09/19/2022	400,000	423,000	(2)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	240,000	255,000	(2)
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	300,000	351,879

					4,164,132

Mongolia - 0.51%
Mongolian Mining Corp.	USD	8.875%	03/29/2017	335,000	355,100	(2)

Nigeria - 0.69%
Afren PLC	USD	10.250%	04/08/2019	400,000	474,780	(2)

Peru - 4.52%
Ajecorp BV	USD	6.500%	05/14/2022	500,000	546,250	(2)
Banco de Credito del Peru	USD	5.375%	09/16/2020	577,000	636,864	(1)
BBVA Banco Continental SA	USD	5.000%	08/26/2022	335,000	353,425	(2)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	250,000	247,500	(2)
Corp. Azucarera del Peru SA	USD	6.375%	08/02/2022	378,000	409,185	(2)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	350,000	396,375	(2)
Southern Copper Corp.:
	USD	6.750%	04/16/2040	145,000	170,258
	USD	5.250%	11/08/2042	200,000	195,425
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	163,000	176,447	(2)

					3,131,729

Qatar - 4.04%
Doha Finance Ltd.	USD	3.500%	03/14/2017	200,000	208,500
Nakilat, Inc.	USD	6.067%	12/31/2033	100,000	122,000	(1)
Qtel International Finance Ltd.	USD	4.750%	02/16/2021	494,000	552,045	(1)
Ras Laffan Liquefied Natural Gas Co. Ltd. II	USD	5.298%	09/30/2020	717,750	797,779	(1)
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
	USD	5.832%	09/30/2016	161,600	174,932	(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Qatar (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. III (continued)
	USD	6.750%	09/30/2019	750,000	$939,375	(1)

					2,794,631

Russia - 13.53%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	435,000	471,431	(2)
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.	USD	5.125%	12/12/2017	650,000	666,250	(2)
Evraz Group SA	USD	6.750%	04/27/2018	650,000	679,250	(2)
Gazprom OAO Via Gaz Capital SA:
	USD	3.850%	02/06/2020	880,000	891,264	(2)
	USD	4.950%	07/19/2022	254,000	267,970	(2)
	USD	4.375%	09/19/2022	700,000	699,125	(2)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	200,000	211,500	(2)
Novatek OAO via Novatek Finance Ltd.	USD	5.326%	02/03/2016	500,000	533,750	(1)
Rosneft Oil Co. via Rosneft International Finance Ltd.	USD	3.149%	03/06/2017	442,000	445,868	(1)
Sberbank of Russia Via SB Capital SA:
	USD	6.125%	02/07/2022	400,000	452,500	(2)
	USD	5.125%	10/29/2022	835,000	842,306	(2)
Severstal OAO Via Steel Capital SA:
	USD	6.700%	10/25/2017	162,000	177,795	(1)
	USD	5.900%	10/17/2022	316,000	323,900	(2)
Sibur Securities Ltd.	USD	3.914%	01/31/2018	500,000	499,375	(2)
Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	200,000	215,000	(1)
	USD	5.200%	02/13/2019	525,000	534,187	(2)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	400,000	452,000	(1)
VTB Bank OJSC Via VTB Capital SA	USD	6.315%	02/22/2018	500,000	547,500	(1)
Wind Acquisition Finance SA:
	USD	11.750%	07/15/2014	187,000	197,753	(2)
	USD	12.250%	07/15/2017	250,000	262,500	(2)(8)

					9,371,224

Singapore - 1.43%
DBS Bank Ltd.	USD	3.625%	09/21/2022	200,000	210,950	(1)(3)
Oversea-Chinese Banking Corp. Ltd.	USD	3.150%	03/11/2023	550,000	564,268	(2)(3)
PSA International Pte Ltd.	USD	3.875%	02/11/2021	200,000	216,950

					992,168

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
South Africa - 2.29%
Gold Fields Orogen Holding BVI Ltd.	USD	4.875%	10/07/2020	1,000,000	$980,000	(1)
Myriad International Holdings BV	USD	6.375%	07/28/2017	541,000	604,568	(1)

					1,584,568

South Korea - 3.42%
Industrial Bank of Korea	USD	2.375%	07/17/2017	500,000	514,750	(2)
Korea East-West Power Co. Ltd.	USD	2.500%	07/16/2017	400,000	413,540	(2)
Korea Exchange Bank	USD	3.125%	06/26/2017	200,000	210,750	(2)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	400,000	449,740	(1)
KT Corp.	USD	3.875%	01/20/2017	400,000	431,374
SK Telecom Co. Ltd.	USD	2.125%	05/01/2018	347,000	351,410	(2)

					2,371,564

Thailand - 3.39%
Bangkok Bank PCL:
	USD	2.750%	03/27/2018	294,000	303,746	(2)
	USD	3.875%	09/27/2022	353,000	365,938	(2)
PTT Global Chemical PCL	USD	4.250%	09/19/2022	500,000	522,675	(2)
PTT PCL	USD	4.500%	10/25/2042	299,000	286,260	(2)
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	400,000	464,100	(1)
Thai Oil PCL	USD	3.625%	01/23/2023	400,000	403,838	(2)

					2,346,557

Turkey - 2.69%
Akbank TAS	USD	3.875%	10/24/2017	250,000	256,250	(2)
Anadolu Efes Biracilik Ve Malt Sanayii AS	USD	3.375%	11/01/2022	550,000	525,250	(2)
Turkiye Garanti Bankasi AS	USD	5.250%	09/13/2022	600,000	634,500	(2)
Yuksel Insaat AS	USD	9.500%	11/10/2015	550,000	448,250	(1)

					1,864,250

Ukraine - 2.21%
Ferrexpo Finance PLC	USD	7.875%	04/07/2016	600,000	606,000	(2)
Metinvest BV	USD	8.750%	02/14/2018	700,000	717,500	(2)
Mriya Agro Holding PLC	USD	10.950%	03/30/2016	200,000	207,000	(2)

					1,530,500

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
	United Arab Emirates - 5.88%
	Dolphin Energy Ltd.	USD	5.888%	06/15/2019	340,335	$382,877	(1)
	DP World Sukuk Ltd.	USD	6.250%	07/02/2017	590,000	665,962	(1)
	Dubai Holding Commercial Operations MTN Ltd.	GBP	6.000%	02/01/2017	400,000	608,341
	Emaar Sukuk Ltd.	USD	6.400%	07/18/2019	900,000	992,250
	MAF Global Securities Ltd.	USD	5.250%	07/05/2019	800,000	865,000
	MAF Sukuk Ltd.	USD	5.850%	02/07/2017	500,000	554,375

						4,068,805

	Venezuela - 0.99%
	Petroleos de Venezuela SA	USD	5.250%	04/12/2017	775,000	688,781	(1)

	TOTAL CORPORATE BONDS					65,776,529

	(Cost $64,500,614)

	CREDIT LINKED NOTES - 0.71%

	Argentina - 0.71%
Cablevision SA	Deutsche Bank AG London	USD	9.375%	02/12/2018	700,000	490,000

	TOTAL CREDIT LINKED NOTES					490,000

	(Cost $702,202)

	SHORT TERM INVESTMENTS - 1.61%

	Money Market Mutual Funds - 1.61%
	Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (7-Day Yield)	USD	0.08785%	N/A	1,113,902	1,113,902

	TOTAL SHORT TERM INVESTMENTS					1,113,902

	(Cost $1,113,902)

	Total Investments - 97.30%					67,380,431

	(Cost $66,316,718)

	Other Assets In Excess of Liabilities - 2.70%					1,871,778

	Net Assets - 100.00%					$69,252,209

* The contract/principal amounts of each security is stated in the currency in which the security is denominated. See below.

GBP	-	Great Britain Pound
USD	-	United States Dollar

(1)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2013, the aggregate market value of those securities was $17,704,267, which represents approximately 25.56% of net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $39,753,053, which represents approximately 57.40% of net assets as of February 28, 2013.

(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 28, 2013.
(5)	Security is currently in default/non-income producing.
(6)	This security is considered illiquid. On February 28, 2013, the total market values of these securities were $140,943, representing 0.20% of net assets.
(7)

This security has been valued by management at its fair value determined in good faith pursuant to procedures approved by the Board of Trustees. Total market value of fair valued securities amounts to $140,943, which represents approximately 0.20% of net assets as of February 28, 2013.

(8)	Pay-in-kind securities.

Common Abbreviations:

AS	-	Anonim Sirket is the Turkish term for Incorporation.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
BVI	-	British Virgin Islands.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
Pte	-	Private.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	-	Sociedad Anonima Bursatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.
SpA	-	Societa per Azioni.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.
Tbk PT	-	Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Contract Description	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	GBP	420,600	Sale	03/15/13	$638,017	$30,379
JPMorgan Chase & Co.	GBP	400,400	Sale	04/15/13	607,275	900

						$31,279

JPMorgan Chase & Co.	GBP	420,600	Purchase	03/15/13	$638,017	$(958)

						$(958)

*The contracted amount is stated in the currency in which the security is denominated.

See Notes to Financial Statements.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

08/10/2010 - 02/23/2011	Cap Cana SA	$395,328	$90,000	0.13%
08/10/2010 - 11/01/2011	Cap Cana SA	317,440	50,943	0.07%

			$140,943	0.20%

See Notes to Quarterly Schedule of Investments

Stone Harbor Investment Funds	Notes to Quarterly Statements of Investments
February 28, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consists of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund (each, a “Fund” and together, the “Funds”) is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Stone Harbor Emerging Markets Corporate Debt Fund commenced operations on June 1, 2011. Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts of the date of the Statements of Investments. Actual results could differ from those estimates.

Investment Valuation: Debt securities, including bank loans and linked notes, are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curve, rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of each Fund’s investments and financial instruments based on the three-tier hierarchy as of February 28, 2013:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$–	$1,109,540,512	$–	$1,109,540,512
Bank Loans
Indonesia	–	1,331,652	643,805	1,975,457
Corporate Bonds
Dominican Republic	–	–	332,935	332,935
Other	–	425,200,579	–	425,200,579
Participation Notes	–	11,240,399	–	11,240,399
Credit Linked Notes
Argentina	–	–	2,532,600	2,532,600
Iraq	–	7,331,766	3,346,252	10,678,018
Other	–	57,418,337	–	57,418,337
Short Term Investments	93,640,736	–	–	93,640,736

Total	$93,640,736	$1,612,063,245	$6,855,592	$1,712,559,573

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$3,529,922	$–	$3,529,922
Liabilities
Forward Foreign Currency Contracts	–	(733,436)	–	(733,436)

Total	$–	$2,796,486	$–	$2,796,486

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$375,896,210	$–	$375,896,210
Convertible Corporate Bonds	–	3,490,112	–	3,490,112
Bank Loans	–	7,737,253	–	7,737,253
Common Stocks	137,928	–	–	137,928
Preferred Stocks	492,155	–	–	492,155
Warrants	42,214	–	–	42,214
Short Term Investments	7,786,612	–	–	7,786,612

Total	$8,458,909	$387,123,575	$–	$395,582,484

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$311,468	$–	$311,468
Liabilities
Forward Foreign Currency Contracts	–	(32,934)	–	(32,934)

Total	$–	$278,534	$–	$278,534

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$–	$1,318,549,117	$–	$1,318,549,117
Corporate Bonds	–	76,124,483	–	76,124,483
Credit Linked Notes	–	374,011,018	–	374,011,018
Short Term Investments
Other	236,480,300	19,128,294	–	255,608,594

Total	$236,480,300	$1,787,812,912	$–	$2,024,293,212

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$6,408,582	$–	$6,408,582
Liabilities
Forward Foreign Currency Contracts	–	(1,928,292)	–	(1,928,292)

Total	$–	$4,480,290	$–	$4,480,290

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds
Dominican Republic	$–	$–	$140,943	$140,943
Other	–	65,635,586	–	65,635,586
Credit Linked Notes	–	–	490,000	490,000
Short Term Investments	1,113,902	–	–	1,113,902

Total	$1,113,902	$65,635,586	$630,943	$67,380,431

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$31,279	$–	$31,279
Liabilities
Forward Foreign Currency Contracts	–	(958)	–	(958)

Total	$–	$30,321	$–	$30,321

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.
**

Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

There were no transfers between Levels 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2012	Accrued discount/premium	Change in unrealized depreciation	Transfer into Level 3	Balance as of February 28, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at February 28, 2013

Stone Harbor Emerging Markets Debt Fund
Bank Loans	$ 934,554	$–	$(290,749)	$–	$643,805	$(290,749)
Corporate Bonds	477,336	160,970	(305,371)	–	332,935	(305,371)
Credit Linked Notes	–	–	–	5,878,852	5,878,852	(1,014,382)

TOTAL	$ 1,411,890	$160,970	$(596,120)	$5,878,852	$ 6,855,592	$(1,610,502)

Investments in Securities	Balance as of May 31, 2012	Accrued discount/premium	Change in unrealized appreciation/ depreciation	Transfer into Level 3	Balance as of February 28, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at February 28, 2013

Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$201,415	$66,299	$(126,771)	$–	$140,943	$(126,771)
Credit Linked Notes	–	–	–	490,000	490,000	(125,700)

TOTAL	$201,415	$66,299	$(126,771)	$490,000	$630,943	$(252,471)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the event a board approved independent pricing service is unable to provide an evaluated price for a security or Stone Harbor Investment Partners LP (the “advisor”) believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the advisor may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On at least a quarterly basis, the advisor presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of February 28, 2013:

	Fair Value at February 28, 2013	Valuation Methodology	Unobservable Inputs	Range of Inputs

Stone Harbor Emerging Markets Debt Fund
Bank Loans	$643,805	Broker Quote	Broker Quote	N/A
Corporate Bonds	332,935	Broker Quote	Broker Quote	N/A
Credit Linked Notes	5,878,852	Broker Quote	Broker Quote	N/A

TOTAL	$6,855,592

	Fair Value at February 28, 2013	Valuation Methodology	Unobservable Inputs	Range of Inputs

Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$140,943	Broker Quote	Broker Quote	N/A
Credit Linked Notes	490,000	Broker Quote	Broker Quote	N/A

TOTAL	$630,943

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Credit Linked Notes: The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note.

Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. DERIVATIVE INSTRUMENTS

Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type bellow in the notes that follow.

Forward Foreign Currency Contracts. The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At February 28, 2013 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were as follows:

Stone Harbor Emerging Markets Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$100,477,757
Gross depreciation on investments (excess of tax cost over value)	(23,745,541)

Net unrealized appreciation	76,732,216

Cost of investments for income tax purposes	$1,635,827,357

Stone Harbor High Yield Bond Fund
Gross appreciation on investments (excess of value over tax cost)	$27,008,021
Gross depreciation on investments (excess of tax cost over value)	(5,974,977)

Net unrealized appreciation	21,033,044

Cost of investments for income tax purposes	$374,549,440

Stone Harbor Local Markets Fund
Gross appreciation on investments (excess of value over tax cost)	$51,731,189
Gross depreciation on investments (excess of tax cost over value)	(26,877,739)

Net unrealized appreciation	24,853,450

Cost of investments for income tax purposes	$1,999,439,762

Stone Harbor Emerging Markets Corporate Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$2,484,841
Gross depreciation on investments (excess of tax cost over value)	(1,447,990)

Net unrealized appreciation	1,036,851

Cost of investments for income tax purposes	$66,343,580

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2013

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	April 29, 2013